1933 Act No. 333-36033
                                                       1940 Act No. 811-08367


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 33                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 34                                                       [X]


                            EVERGREEN MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on [date] pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                            EVERGREEN MUNICIPAL TRUST

                         POST-EFFECTIVE AMENDMENT NO. 33
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 33 to Registrant's Registration Statement No. 333-36033/811-08367 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A

                                 -------------

  Prospectus for Classes A, B, C and I shares of Evergreen Florida High Income
      Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal, Evergreen North
                 Carolina Municipal Bond Fund, Evergreen South
    Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund
                           Bond Fund contained herein.

      Prospectus for Classes A, B, C and I shares for Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen
  Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund are and
     for Classes I for Evergreen Intermediate Nunicipal Bond Fund (formerly
           Evergreen Intermediate Term Municipal Bond Fund) contained in Post-Effective Amendment No. 32 to Registration Statement
  333-36033/811-08367 filed on Sepember 23, 2002 is incorporated by reference.

                       Prospectus for Class IS shares for
             Evergreen Intermediate Municipal Bond Fund is contained
          in Post-Effective Amendment No. 32 to Registration Statement
   333-36033/811-08367 filed on Sepember 23, 2002 is incorporated by reference.

     Prospectuses for Evergreen Offit California Municipal Bond Fund, Evergreen Offit New York Municipal Bond Fund and Evergreen Offit National Municipal Bond Fund contained in Post-Effective Amendment No. 31 to Registration Statement 333-36033/811-08367 filed on Sepember 16, 2002 is incorporated by reference.

     Prospectus for Classes A, B, C and I shares of Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund contained in Post-Effective Amendment No. 30 to Registration Statement 333-36033/811-08367 filed on July 29, 2002 is incorporated by reference herein.

     Prospectus for Class C shares of Evergreen Short-Intermediate Municipal Bond Fund contained in Post-Effective Amendment No. 28 to Registration Statement No. 333-36033/811-08367 filed on March 27, 2002 is incorporated by reference herein.

     Prospectus for Class C shares of Evergreen Georgia Municipal Bond Fund, Evergreen North Carolina Municipal Bond, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund contained in Post-Effective Amendment No. 28 to Registration Statement No. 333-36033/811-08367 filed on March 27, 2002 is incorporated by reference herein.

     Prospectus for Classes A, B and I shares of Evergreen Georgia Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund and for Classes A, B, C and I shares of Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund and Evergreen Maryland Municipal Bond Fund contained in Post-Effective Amendment No. 27 to Registration Statement No. 333-36033/811-08367 filed on December 27, 2001 is incorporated by reference herein.

                                     PART B
                                     ------

      Statement of Additional Information for Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia
  Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and
            Evergreen Virginia Municipal Bond Fund contained herein.

     Statement of Additional Information for Evergreen High Grade Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Intermediate
        Municipal Bond Fund, Evergreen Municipal Bond Fund and Evergreen
               Short-Intermediate Municipal Bond Fund is contained
          in Post-Effective Amendment No. 32 to Registration Statement
  333-36033/811-08367 filed on Sepember 23, 2002 is incorporated by reference.

       Statements of Additional Information for Evergreen Offit California Municipal Bond Fund, Evergreen Offit New York Municipal Bond Fund and Evergreen Offit National Municipal Bond Fund contained in Post-Effective Amendment No. 31 to Registration Statement 333-36033/811-08367 filed on September 16, 2002 is incorporated by reference herein.

     Statement of Additional Information for Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund contained in Post-Effective Amendment No. 30 to Registration Statement 333-36033/811-08367 filed on July 29, 2002 is incorporated by reference herein.

     Supplement to the Statement of Additional Information of the Evergreen National Municipal Bond Funds contained in Post-Effective Amendment No. 28 to Registration Statement No. 333-36033/811-08367 filed on March 27, 2002 is incorporated by reference herein.

     Supplement to the Statement of Additional Information of the Evergreen Southern State Municipal Bond Funds contained in Post-Effective Amendment No. 28 to Registration Statement No. 333-36033/811-08367 filed on March 27, 2002 is incorporated by reference herein.




                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

                         Business and Other Connections
                              of Investment Advisor

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                           EVERGREEN MUNICIPAL TRUST

                       SOUTHERN STATE MUNICIPAL BOND FUNDS

                                     PART A

                                   PROSPECTUS


See HTML files attached to Subtemplate

                           EVERGREEN MUNICIPAL TRUST

                       SOUTHERN STATE MUNCIPAL BOND FUNDS

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                            EVERGREEN MUNICIPAL TRUST

                               200 Berkeley Street

                           Boston, Massachusetts 02116

                                 1.800.343.2898

                       SOUTHERN STATE MUNICIPAL BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 1, 2003

 Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund")
             Evergreen Florida Municipal Bond Fund ("Florida Fund")
             Evergreen Georgia Municipal Bond Fund ("Georgia Fund")
            Evergreen Maryland Municipal Bond Fund ("Maryland Fund")
      Evergreen North Carolina Municipal Bond Fund ("North Carolina Fund")
      Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund")
            Evergreen Virginia Municipal Bond Fund ("Virginia Fund")

                     (Each a "Fund"; together, the "Funds")

                      Each Fund is a series of an open-end
                       management investment company known
                        as Evergreen Municipal Trust (the
                                    "Trust").

         This Statement of Additional Information (SAI) pertains to all classes of shares of the Funds. It is not a prospectus but should be read in conjunction with the prospectus dated January 1, 2003 for the Fund in which you are making or contemplating an investment. The Funds are offered through a prospectus offering Class A, Class B, Class C and Class I shares. You may obtain a copy of the prospectus without charge by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about the Funds. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

         Certain information may be incorporated by reference to the Funds' Annual Report dated August 31, 2002. You may obtain a copy of the Annual Report without charge by calling 1.800.343.2898 or downloading it off our website at EvergreenInvestments.com.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY...................................................................................................1-1
INVESTMENT POLICIES.............................................................................................1-1
OTHER SECURITIES AND PRACTICES..................................................................................1-3
PRINCIPAL HOLDERS OF FUND SHARES................................................................................1-4
EXPENSES.......................................................................................................1-10
PERFORMANCE....................................................................................................1-15
COMPUTATION OF CLASS A OFFERING PRICE..........................................................................1-18
SERVICE PROVIDERS..............................................................................................1-19
FINANCIAL STATEMENTS...........................................................................................1-21
ADDITIONAL INFORMATION CONCERNING FLORIDA......................................................................1-22
ADDITIONAL INFORMATION CONCERNING GEORGIA......................................................................1-28
ADDITIONAL INFORMATION CONCERNING MARYLAND.....................................................................1-29
ADDITIONAL INFORMATION CONCERNING NORTH CAROLINA...............................................................1-34
ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA...............................................................1-35
ADDITIONAL INFORMATION CONCERNING VIRGINIA.....................................................................1-37

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...................................................2-1
PURCHASE, REDEMPTION SHARES....................................................................................2-19
SALES CHARGE WAIVERS AND REDUCTIONS............................................................................2-22
PRICING OF SHARES..............................................................................................2-24
PERFORMANCE CALCULATIONS.......................................................................................2-25
PRINCIPAL UNDERWRITER..........................................................................................2-28
DISTRIBUTION EXPENSES UNDER RULE 12b-1.........................................................................2-29
SERVICE FEES AND COMMISSION PAID TO INVESTMENT FIRMS...........................................................2-31
TAX INFORMATION................................................................................................2-34
BROKERAGE......................................................................................................2-37
ORGANIZATION...................................................................................................2-38
INVESTMENT ADVISORY AGREEMENT..................................................................................2-39
MANAGEMENT OF THE TRUST........................................................................................2-40
CORPORATE AND MUNICIPAL BOND RATINGS...........................................................................2-45
ADDITIONAL INFORMATION.........................................................................................2-54

                                      PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund (except Florida High Income Fund) is a non-diversified series of the Trust. Florida High Income Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification (Florida High Income Fund)

         Florida  High  Income  Fund  may  not  make  any  investment   that  is
inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, Florida High Income Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         1a.  Non-Diversification (Excluding Florida High Income Fund)

         Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversified Funds:

         A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more that 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.

                                      1-1

        2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. Each Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

                                      1-2

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         9.  Investment in Federally Tax Exempt Securities

         Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words "tax exempt," "tax free" or "municipal" in their names.

                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI. Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless noted otherwise.

Money Market Instruments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions Repurchase Agreements
Reverse Repurchase  Agreements
Securities Lending
Options and Futures Strategies
Foreign  Securities
Foreign Currency  Transactions
High Yield, High Risk Bonds
Illiquid and  Restricted  Securities
Investment in Other Investment Companies
Short Sales
Swaps, Caps, Floors and Collars
Municipal  Securities

                                      1-3

U.S. Virgin  Islands,  Guam and Puerto Rico
Payment-in-kind  Securities
Zero Coupon "Stripped" Bonds

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of November 30, 2002, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of each Fund as of November 30, 2002.

                ---------------------------------------------------- -----------------
                Florida High Income Fund - Class A shares

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97197                              6.26%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida High Income Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97H93                              9.36%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida High Income Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97WG7                              11.44%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida High Income Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Trust Accounts                                       95.15%
                11th Floor CMG-1151
                301 S Tyron Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                                                                     None

                ---------------------------------------------------- -----------------

                                      1-4



                ----------------------------------------------------------------------

                Florida Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97H50                              10.71%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97TY9                              16.71%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Florida  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Trust Accounts                                       97.43%
                11th Floor CMG-1151
                301 S Tyron Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Frances R Maclean                                    14.02%
                412 E 45th Street
                Savannah, GA 31405-2329
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia  Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------

                                                                     None

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia  Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Marjorie J. Chen                                     13.62%
                846 Ponce De Leon Terrace
                Atlanta, GA 30306-3710
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Thomas C. Johnson Jr.                                7.98%
                5315 S Trimble Road NE
                Atlanta, GA 30342-2175
                ---------------------------------------------------- -----------------

                                      1-5



                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Charles N. Coppi                                     7.60%
                Louise Coppi JTTEN
                3207 Eagle Watch Drive
                Woodstock, GA 30189-6853
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Charles R. Ryals                                     6.27%
                104 Barberry Ct
                Warner Robins, GA 31093-8596
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Georgia  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Trust Accounts                                       52.24%
                11th Floor CMG-1151
                301 S Tyron Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Maryland  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Nigel Victor James                                   8.21%
                Brenda Michael James
                1605 Laurel Brook Road
                Fallston, MD 21047-2126
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                MLPF&S For the Sole Benefit Of Its Customers

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Maryland Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Prudential Securities Inc. FBO
                Ms. Cathy Bernard                                    6.01%
                5532 Greystone Street
                Chevy Chase, MD 20815-5534
                ---------------------------------------------------- -----------------

                                      1-6



                ----------------------------------------------------------------------

                Maryland  Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Robert W. Rabbitt, Jr. Rev Trust                     17.42%
                Robert W. Rabbitt Jr. TTEE
                207 Canterwood Ct.
                Annapolis, MD 21401-5558
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Donaldson, Lufkin , Jenrette

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                NFSC FEBO #STL-756660
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------
                Maryland  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National BK/EB/INT

                Cash Account                                         85.67%
                Attn: Trust Accounts
                1525 West WT Harris Blvd
                Charlotte, NC 28288-0001
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------
                North Carolina  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Arrow & Co.
                P.O. Box 30010                                       13.93%
                Durham, NC 27702-3010
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                North Carolina  Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                                                                     None

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                North Carolina  Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                JG Sherrill Family Trust                             11.74%
                Ronald G Sherrill TTEE
                P.O. Box 19083
                Charlotte, NC 28219-9083
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Lewis B. Woodard                                     11.64%
                5133 Grasshopper Road
                Raleigh, NC 27610-9396
                ---------------------------------------------------- -----------------

                                      1-7



                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Mark D. Baxa, MD                                     5.95%
                156 Lake Mist Drive
                Emerson S Point Lake Wylie
                Belmont, NC 28012-9705
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Joe B. Marion and Esther Marion JT/WROS              5.95%
                705 Lasley Road
                Lewisville, NC 27023-8226
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                North Carolina  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Cash/Reinvestment Account                            55.56%
                Attn: Trust Operating Fund Group
                3rd Floor CMG-1151
                401 S Tyron Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                South Carolina  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                                                                     None

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                South Carolina Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                MLPF&S For The Sole Benefit Of Its Customers
                Attn: Fund Admin #97H46                              7.09%
                4800 Deer Lake Dr E 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                South Carolina Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Waco F. Childers, Jr.                                18.69%
                P.O. Box 81
                Greenville, SC 29602-0081
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Annabelle H. Burroughs TTEE                          16.55%
                Burroughs Revoc Trust
                610 Lakeside Drive
                Conway, SC 29526-4324
                ---------------------------------------------------- -----------------

                                      1-8



                ---------------------------------------------------- -----------------
                First Clearing Corporation

                William A. Misiaveg                                  11.27%
                Suzanne K. Misiaveg JJTEN
                314 Water Mill Road
                Greer, SC 29650-3627
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                Betty B. Benton                                      7.58%
                814 Britt Street
                Georgetown, SC 29440-3904
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                South Carolina  Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Cash/Reinvestment Account                            56.35%
                Attn: Trust Operating Fund Group
                3rd Floor CMG-1151
                1525 West WT Harris Boulevard
                Charlotte, NC 28288
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Virginia  Fund - Class A shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                Charles Schwab & Co., Inc.
                Special Custody Account FBO                          6.16%
                Exclusive Benefit of Customers
                Reinvest Account Attn: Mutual Fund
                101 Montgomery Street
                San Francisco, CA 94104-4122
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                Tunat & Co.
                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Virginia  Fund - Class B shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                                                                     None

                ---------------------------------------------------- -----------------


                                      1-9


                ----------------------------------------------------------------------

                Virginia Fund - Class C shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                C Richard Dobson                                     20.72%
                12670 Patrick Henry Drive
                Newport News, VA 23602-9529
                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ---------------------------------------------------- -----------------
                First Clearing Corporation

                ---------------------------------------------------- -----------------
                ----------------------------------------------------------------------

                Virginia Fund - Class I shares

                ----------------------------------------------------------------------
                ---------------------------------------------------- -----------------
                First Union National Bank

                Trust Accounts                                       93.55%
                11th Floor CMG-1151
                301 S Tyron Street
                Charlotte, NC 28202
                ---------------------------------------------------- -----------------


                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Funds. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

         EIMC is entitled to receive from each Fund, except Florida High income Fund, an annual fee equal to 0.42% of the average daily net assets of the Fund. EIMC is entitled to receive from Florida High Income Fund an annual fee equal to 0.52% of the average daily net assets of the Fund. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

                                      1-10

Advisory Fees Paid

         Below are the advisory fees paid by each Fund for the last three fiscal years.

  ------------------------------- ------------------------------ ------------------------------

  Fiscal Year/Fund                     Advisory Fees Paid            Advisory Fees Waived

  ------------------------------- ------------------------------ ------------------------------
  ---------------------------------------------------------------------------------------------

  Fiscal Year Ended August 31, 2002

  ---------------------------------------------------------------------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Florida High Income Fund               $1,835,968                     $409,006
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Florida Fund                           $1,209,965                     $723,900
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Georgia Fund                             $406,883                     $107,188
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Maryland Fund                            $255,756                     $0
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
   North Carolina Fund                     $745,132                     $744,252
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
   South Carolina Fund                     $550,012                      $36,361
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
   Virginia Fund                           $864,273                      $13,265
  ------------------------------- ------------------------------ ------------------------------
  ---------------------------------------------------------------------------------------------

  Fiscal Year Ended August 31, 2001

  ---------------------------------------------------------------------------------------------
  ------------------------------- ------------------------------ ------------------------------

  Florida High Income Fund               $1,724,667                     $478,369
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Florida Fund                             $860,143                   $1,284,673
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Georgia Fund                             $255,573                     $107,253
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Maryland Fund                            $152,175                      $51,419
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  North Carolina Fund                      $423,224                     $705,819
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  South Carolina Fund                      $253,930                       $0
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Virginia Fund                            $719,387                       $0
  ------------------------------- ------------------------------ ------------------------------
  ---------------------------------------------------------------------------------------------

  Fiscal Year Ended August 31, 2000

  ---------------------------------------------------------------------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Florida High Income Fund               $1,810,045                     $474,438
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Florida Fund                             $921,950                   $1,559,004
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Georgia Fund                             $164,148                     $217,579
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Maryland Fund                            $116,253                      $63,294
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  North Carolina Fund                      $451,751                     $826,400
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  South Carolina Fund                      $221,299                      $52,774
  ------------------------------- ------------------------------ ------------------------------
  ------------------------------- ------------------------------ ------------------------------
  Virginia Fund                            $484,395                     $280,908
  ------------------------------- ------------------------------ ------------------------------


Brokerage Commissions

         The Funds paid no brokerage commissions during fiscal years 2002, 2001 and 2000.

                                      1-11

Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years. For more information, see "Principal Underwriter" in Part 2 of this SAI.

--------------------------------- ---------------------------- ----------------------------------

                                   Total Underwriting           Underwriting Commissions Retained
Fiscal Year/Fund                   Commissions

--------------------------------- ---------------------------- ----------------------------------
-------------------------------------------------------------------------------------------------

Fiscal Year ended August 31, 2002

-------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida High Income Fund                $2,307,480                   $50,829
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida Fund                              $794,828                   $21,963
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Georgia Fund                              $335,254                    $4,826
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Maryland Fund                             $262,471                    $3,446
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
North Carolina Fund                       $382,852                   $11,567
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
South Carolina Fund                       $263,351                    $3,870
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Virgina Fund                              $690,582                   $28,245
--------------------------------- ---------------------------- ----------------------------------
-------------------------------------------------------------------------------------------------

Fiscal Year ended August 31, 2001

-------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida High Income Fund                 $1,706,049                   $8,238
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Florida Fund                               $274,651                   $8,158
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Georgia Fund                               $202,129                   $1,781
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Maryland Fund                              $109,038                   $2,584
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
North Carolina Fund                         $64,827                   $2,361
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
 South Carolina Fund                        $66,047                   $2,990
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Virgina Fund                               $283,169                  $10,267
--------------------------------- ---------------------------- ----------------------------------
-------------------------------------------------------------------------------------------------

Fiscal Year ended August 31, 2000

-------------------------------------------------------------------------------------------------
--------------------------------- ---------------------------- ----------------------------------
 Florida High Income Fund                $1,222,187                   $0
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
 Florida Fund                              $165,661                   $13,014
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
 Georgia Fund                               $78,927                    $3,156
--------------------------------- ---------------------------- ----------------------------------

                                      1-12

--------------------------------- ---------------------------- ----------------------------------
Maryland Fund                               $49,267                      $0
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
 North Carolina Fund                        $90,636                    $2,444
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
South Carolina Fund                         $30,082                      $559
--------------------------------- ---------------------------- ----------------------------------
--------------------------------- ---------------------------- ----------------------------------
Virginia Fund                               $141,710                   $3,445
--------------------------------- ---------------------------- ----------------------------------


12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended August 31, 2002. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

=============================== ================ ================================= ==================================

                                    Class A                  Class B                            Class C
Fund
                                ---------------- --------------------------------- ----------------------------------

                                Service Fees     Distribution      Service Fees    Distribution     Service Fees
                                                     Fees                               Fees

=============================== ================ ================= =============== ================ =================
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Florida High Income Fund           $495,925          $974,425         $324,808         126,956          $42,319
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Florida Fund*                       $314,965          $249,925         $83,308          $59,857          $19,952
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Georgia Fund                        $33,561          $120,856         $40,285           $382              $128
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Maryland Fund                       $56,200          $54,679          $18,226          $17,120           $5,707
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
North Carolina Fund                $117,591          $155,272         $51,757           $739              $246
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
South Carolina Fund                 $43,610          $44,248          $14,750           $222              $74
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
 Virginia Fund                     $159,565          $144,296         $48,099           $592              $198
=============================== ================ ================= =============== ================ =================

*Of the $314,965 in Class A Service fees, $153,023 was waived.

                                      1-13

Trustee Compensation

         Listed below is the Trustee compensation paid by the Funds for the fiscal year ended August 31, 2002 and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2001. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

=========================================================================================
                                                            Total Compensation from the
                                 Aggregate Compensation     Evergreen Fund Complex for
           Trustee             from Fund Group for fiscal     the twelve months ended
                                  year ended 8/31/2002              12/31/2001*
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Laurence B. Ashkin**                      $660                        $40,250
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Charles A. Austin, III                   $1,458                       $93,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Arnold H. Dreyfuss**                      $660                        $43,250
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
K. Dun Gifford                           $1,686                      $109,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
James S. Howell***                        $656                        $40,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Leroy Keith, Jr.                         $1,451                       $92,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Gerald M. McDonnell                      $1,618                       $93,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Thomas L. McVerry                        $1,451                       $93,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.****               $884                        $92,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
William Walt Pettit                      $1,458                       $93,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
David M. Richardson                      $1,458                       $93,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Russell A. Salton, III                   $1,698                      $103,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Michael S. Scofield                      $1,935                      $120,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Richard J. Shima                         $1,458                       $93,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Richard K. Wagoner                       $1,458                       $93,000
=========================================================================================

*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2001. The amounts listed below will be payable in later years to the respective Trustees:

Austin            $ 55,800
Howell            $ 28,000
McVerry           $ 93,000
Moelchert         $ 92,000
Pettit            $ 93,500
Scofield          $ 39,375

**As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti. ***As of January 1, 2000, James S. Howell retired and became Trustee Emeritus. ****On January 2, 2002, Mr. Moelchert resigned. He received compensation through December 31, 2001.

                                      1-14

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Funds (including applicable sales charges) as of August 31, 2002. The after-tax returns shown are for each Fund's oldest class or one of each Fund's oldest classes; after-tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

----------------------- -------------------- --------------------- -------------------- ---------------------
Fund/Class              One Year             Five Years            Ten Years or Since   Inception Date of
                                                                   Inception            Class
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Florida High Income Fund (1)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
                        -1.15%               3.38%                5.85%                 6/17/1992
Class A

----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
                        0.14%                3.40%                5.92%                 6/17/1992
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
                        2.19%                3.78%                5.95%                 6/17/1992
Class A+
----------------------- -------------------- -------------------- --------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- -------------------- --------------------- ---------------------
Class B                 -1.91%               3.28%                5.80%                 7/10/1995
----------------------- -------------------- -------------------- --------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 1.03%                3.69%                 6.01%                3/6/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 4.03%                4.65%                 6.55%                9/20/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Florida Fund (1)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 -0.86%               3.92%                 5.43%                5/11/1988
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A+                0.96%                3.76%                 5.37%                5/11/1988
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A+                2.40%                4.07%                 5.44%                5/11/1988
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -1.77%               3.67%                 5.25%                6/30/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 1.21%                4.07%                 5.50%                1/26/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 4.23%                5.03%                 6.01%                6/30/1995
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Georgia Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 0.10%                4.69%                 4.76%                7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              0.06%                4.66%                4.74%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              1.69%                4.69%                4.75%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)

                                      1-15

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -0.67%               4.58%                 4.57%                7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 2.77%                5.63%                 5.28%                3/27/2002
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 5.37%                5.97%                 5.56%                2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Maryland Fund (3)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 0.53%                4.11%                 4.68%                10/30/1990
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A +               1.96%                4.13%                 4.69%                10/30/1990
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A +               2.79%                4.16                  4.61%                10/30/1990
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -0.23%               4.05%                 4.94%                3/27/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 2.77%                4.61%                 5.05%                12/23/1998
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 5.82%                5.39%                 5.44%                10/30/1990
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
North Carolina Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 0.51%                4.31%                 5.07%                1/11/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              0.47%                4.26%                5.03%                 1/11/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              2.03%                4.39%                 5.02%                1/11/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -0.23%               4.21%                 4.87%                1/11/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 3.22%                5.27%                 5.57%                3/27/2002
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 5.82%                5.60%                 5.84%                2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
South Carolina Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 0.51%                4.57%                 4.94%                1/3/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              0.47%                4.49%                4.89%                 1/3/1994
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              1.87%                4.53%                4.86%                 1/3/1994
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -0.27%               4.47%                 4.77%                1/3/1994
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 3.17%                5.52%                 5.50%                3/27/2002
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 5.77%                5.85%                 5.79%                2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------

                                      1-16

-------------------------------------------------------------------------------------------------------------
Virginia Fund (2)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class A                 0.62%                4.82%                 4.95%                7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------
Class A +              0.58%                4.77%                4.92%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Class A +              1.97%                4.76%                4.89%                 7/2/1993
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class B                 -0.12%               4.72%                 4.76%                7/2/1993
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class C                 3.33%                5.77%                 5.47%                3/27/2002
----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------
Class I                 5.93%                6.10%                 5.75%                2/28/1994
----------------------- -------------------- --------------------- -------------------- ---------------------

(1) Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher. (2) Historical performance shown for Classes C and I prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and I have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class C would have been lower while returns for Class I would have been higher.

(3) Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. These historical returns for Classes B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

+ The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After tax returns on distributions and the sale of Fund shares assume a complete sale of fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

                                      1-17

Yields

         Below are the current and tax equivalent yields of the Funds for the 30-day period ended August 31, 2002. For more information, see "30-Day Yield" and "Tax Equivalent Yield" under "Performance Calculations" in Part 2 of this SAI.

==================================== ============================================= ==============================================

                                                     30-Day Yield                              Tax-Equivalent Yield

------------------------------------ --------------------------------------------- ----------------------------------------------

                      Combined
                      Federal &
                      State Tax
Fund                  Rate           Class A   Class B      Class C     Class I    Class A    Class B     Class C     Class I
===================== ============== ========= ============ =========== ========== ========== =========== =========== ===========
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
                          38.6%       5.23%       4.74%       4.74%       5.75%      8.52%      7.72%       7.72%       9.36%
Florida High Income
Fund
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
Florida Fund              38.6%       4.36%       3.71%       3.70%       4.71%      7.10%      6.04%       6.03%       7.67%
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
Georgia Fund              38.6%       3.77%       3.21%       3.21%       4.21%      6.14%      5.23%       5.23%       6.86%
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
Maryland Fund             38.6%       3.95%       3.39%       3.39%       4.40%      6.43%      5.52%       5.52%       7.17%
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
North Carolina Fund      38.6%       3.93%       3.39%       3.32%       4.38%      6.40%      5.52%       5.41%       7.13%
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
South Carolina Fund      38.6%       3.72%       3.15%       3.15%       4.16%      6.06%      5.13%       5.13%       6.78%
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
--------------------- -------------- --------- ------------ ----------- ---------- ---------- ----------- ----------- -----------
Virginia Fund            38.6%       3.88%       3.32%       3.29%       4.33%      6.32%      5.41%       5.36%       7.05%
===================== ============== ========= ============ =========== ========== ========== =========== =========== ===========


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $50,000 based upon the NAV of each Fund's Class A shares at August 31, 2002. For more information, see "PurchaseRedemption of Shares."

-------------------------------------- ------------------- ------------------- -------------------

         Fund                          Net Asset Value     Sales Charge        Offering Price
                                       Per Share                               Per Share

-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Florida High Income Fund                     $10.25              4.75%               $10.76
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Florida Fund                                 $9.48               4.75%               $9.95
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Georgia Fund                                 $10.24              4.75%               $10.75
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Maryland Fund                                $11.13              4.75%               $11.69
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
North Carolina Fund                          $10.43              4.75%               $10.95
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
South Carolina Fund                          $10.36              4.75%               $10.88
-------------------------------------- ------------------- ------------------- -------------------
-------------------------------------- ------------------- ------------------- -------------------
Virginia Fund                                $10.48              4.75%               $11.00
-------------------------------------- ------------------- ------------------- -------------------

                                      1-18

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive an annual fee from the Funds at the following rate:

                =================================== ======================================
                     Average Daily Net Assets                  Administrative
                      of the Evergreen Funds                 Services Fee Rates
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                        First $50 billion                          0.100%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                        Next $25 billion                           0.090%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                        Next $25 billion                           0.080%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                         Next $25 billion                          0.075%
                ----------------------------------- --------------------------------------
                ----------------------------------- --------------------------------------
                   On assets over $125 billion                     0.050%
                =================================== ======================================

         Below are the administrative service fees paid by each Fund for the last three fiscal years. Prior to December 31, 2001, the Funds paid EIS under a different fee schedule.

====================================================================
Fund/Fiscal Year                        Administrative Fees Paid

====================================================================
Fiscal Year Ended August 31, 2002

--------------------------------------------------------------------
--------------------------------------------------------------------
Florida High Income Fund                        $431,726
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida Fund                                    $460,444
--------------------------------------------------------------------
--------------------------------------------------------------------
Georgia Fund                                    $122,398
--------------------------------------------------------------------
--------------------------------------------------------------------
Maryland Fund                                    $60,894
--------------------------------------------------------------------
--------------------------------------------------------------------
North Carolina Fund                             $354,615
--------------------------------------------------------------------
--------------------------------------------------------------------
South Carolina Fund                             $139,613
--------------------------------------------------------------------
--------------------------------------------------------------------
Virginia Fund                                   $208,938
--------------------------------------------------------------------
Fiscal Year Ended August 31, 2001

--------------------------------------------------------------------
--------------------------------------------------------------------
Florida High Income Fund                        $423,661
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida Fund                                    $510,671
--------------------------------------------------------------------
--------------------------------------------------------------------
Georgia Fund                                     $86,387
--------------------------------------------------------------------
--------------------------------------------------------------------
Maryland Fund                                    $48,475
--------------------------------------------------------------------
--------------------------------------------------------------------
North Carolina Fund                             $268,820
--------------------------------------------------------------------
--------------------------------------------------------------------
South Carolina Fund                              $60,460
--------------------------------------------------------------------
--------------------------------------------------------------------
Virginia Fund                                   $171,282
--------------------------------------------------------------------
Fiscal Year Ended August 31, 2000
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida High Income Fund                        $298,197
--------------------------------------------------------------------
--------------------------------------------------------------------
Florida Fund                                    $398,681
--------------------------------------------------------------------
--------------------------------------------------------------------
Georgia Fund                                     $61,739
--------------------------------------------------------------------
--------------------------------------------------------------------
Maryland Fund                                    $29,815
--------------------------------------------------------------------
--------------------------------------------------------------------
North Carolina Fund                             $206,470
--------------------------------------------------------------------

                                      1-19

--------------------------------------------------------------------
South Carolina Fund                              $43,959
--------------------------------------------------------------------
--------------------------------------------------------------------
Virginia Fund                                   $124,137
====================================================================


Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Funds' transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         Each Fund pays ESC annual fees as follows:


                 -------------------------------------- ----------------- --------------------
                                                         Annual Fee Per     Annual Fee Per
                                                         Open Account*     Closed Account**
                 Fund Type
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Monthly Dividend Funds                 $26.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Quarterly Dividend Funds               $25.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Semiannual Dividend Funds              $24.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Annual Dividend Funds                  $24.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Money Market Funds                     $26.75            $9.00
                 -------------------------------------- ----------------- --------------------

         * For shareholder accounts only. The Funds pay ESC cost plus 15% for broker accounts. ** Closed accounts are maintained on the system in order to facilitate historical tax information.

Distributor

         Evergreen  Distributor,  Inc. (EDI), 90 Park Avenue, New York, New York
10016,   markets  the  Funds   through   broker-dealers   and  other   financial
representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Funds.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Funds' securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Funds.

                                      1-20

                              FINANCIAL STATEMENTS

         The  audited   financial   statements  and  the  reports   thereon  are
incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02226-8400, or by calling toll-free at 1.800.343.2898, or by downloading it off our website at EvergreenInvestments.com.

                                      1-21

                    ADDITIONAL INFORMATION CONCERNING FLORIDA

State Economy

         General. Florida is the nation's fourth most populous state with an estimated population of 15,982,378 as of December 31, 2000. Only California, New York and Texas have populations larger than Florida. The State's population grew from 6,800,000 in 1970, to 12,937,000 in 1990, and to 15,982,378 in 2000. This
represents a 23.5% growth since the 1990 Census. Florida's population is primarily an urban population with approximately 85% of its population located in urbanized areas. The Demographic Estimating Conference Database projects Florida's population will exceed 18,800,000 by 2010 and 21,700,000 by 2020.

         Economic Conditions and Outlook. The current Florida Economic Consensus estimating Conference forecast shows that the Florida economy is expected to grow at a slower pace than was experienced in the last years, but will continue to outperform the U.S. as a whole. Total non-farm employment is expected to increase 1.4% for the 2002-03 fiscal year which will begin July 1, 2002. By the end of fiscal year 2001-02, non-farm employment is expected to reach 7.5 million. Trade and service employment, the two largest sectors, account for more than half of total non-farm employment. Florida's unemployment rate was 3.6% for 2000-01, and is forecasted to rise to 4.3% in 2001-02.

         Tourism is an important element of Florida's economy. Since September's terrorist attacks, Florida has experienced a precipitous drop in tourist arrivals.

         Another important element of Florida's economy is construction. The number of combined single and multi-family private housing starts is expected to fall 22,900 units this year. Total construction expenditures are expected to decrease 2.2% this year, but increase by 1.8% in 2002-03.

Florida's Budget Process

         Balanced Budget Requirement. Florida's constitution requires an annual balanced budget. In addition, the constitution requires a Budget Stabilization Fund equal to 5% of the last fully completed fiscal year's net revenue collections for the General Revenue Fund.

         State Revenue Limitations. On November 8, 1994, the citizens of Florida enacted a Constitutional Amendment on state revenue. This amendment provides that the rate of growth in state revenues is limited to no more than the average annual growth rate in Florida personal income during the past five years. Revenue growth in excess of the limitation is to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over the past five years times state revenues for the previous year.

         Budget Process. Chapter 216, Florida Statutes, promulgates the process used to develop the budget for the State of Florida. By September 1 of each year, the head of each State agency and the Chief Justice of the Supreme Court for the Judicial Branch submit a final annual budget request to the Governor and Legislature. Then, at least 45 days before the scheduled annual legislative session in each year, the Governor, as chief budget officer, submits his recommended budget to each legislator.

         The Governor also provides estimates of revenues sufficient to fund the recommended appropriations. Estimates for the General Revenue Fund, Budget Stabilization Fund and Working Capital Fund are made by the Revenue Estimating Conference. This group includes members of the executive and legislative branches with forecasting experience who develop official information regarding anticipated State and local government revenues as needed for the state budgeting process. In addition to the Revenue Estimating Conference, other consensus estimating conferences cover national and state economics, national

                                      1-22
and state demographics, the state public education system, criminal justice system, social services system, transportation planning and budgeting, the child welfare system, the juvenile justice system and the career education planning process.

         Trust fund revenue estimates are generally made by the agency that administers the fund. These estimates are reviewed by the Governor and then incorporated into his recommended budget.

         The Governor's recommended budget forms the basis of the appropriations bill. As amended and approved by the Legislature (subject to the line-item veto power of the Governor and override authority of the Legislature), this bill becomes the General Appropriations Act.

         The Governor and the Comptroller are responsible for detecting conditions which could lead to a deficit in any agency's funds and reporting that fact to the Administration Commission and the Chief Justice of the Supreme Court. Article VII, Section 1(d) of the constitution states, a Provision shall be made by law for raising sufficient revenue to defray the expenses of the State for each fiscal year.

         The Legislature is responsible for annually providing direction in the General Appropriations Act regarding the use of the Working Capital Fund to offset General Revenue Fund deficits. Absent any specific direction to the contrary, the Governor and the Chief Justice of the Supreme Court shall comply with guidelines provided in Section 216.221(5), Florida Statutes, for reductions in the approved operating budgets of the executive branch and the judicial branch.

         The State of Florida is progressing toward full implementation of a performance-based budgeting system. Chapter 216, Florida Statutes, designates when each department will be phased into this new budgeting method. Some agencies are already subject to the performance-based budgeting standards and all agencies will be under this new system by the fiscal year ended June 30, 2002. With performance-based budgeting, a department receives a lump-sum appropriation from the Legislature for each designated program at the beginning of the year. The Governor, for State agencies, or the Chief Justice, for the judicial branch, is responsible for allocating the amounts among the traditional appropriation categories so that specified performance standards can be met. At any time during the year, the agency head or Chief Justice may transfer appropriations between categories within the performance-based program with no limit on the amount of the transfer in order for the designated program to accomplish its objectives. However, no transfer from any other budget entity may be made into the performance-based program, nor may any funds be transferred from the performance-based program to another budget entity, except pursuant to
Section 216.77, Florida Statues.

         Line Item Veto. Florida's Constitution grants the Governor the power to veto any specific appropriation in a general appropriation bill, but the Governor may not veto any qualification or restriction without also vetoing the appropriation to which it relates. A statement identifying the items vetoed and containing his or her objections thereto must be delivered to the appropriate house in which the bill originated, if in session, otherwise to the Secretary of State. The legislature may reconsider and restate the vetoed specific appropriation items by a two-thirds vote of each house.

         Revenues. The State accounts for its receipts using fund accounting. It has established the General Revenue Fund, the Working Capital Fund and various other trust funds, which are maintained for the receipt of monies which under law or trust agreements must be maintained separately. The General Revenue Fund consists of all monies received by the State from every source whatsoever which are not allocable to the other funds. Major sources of tax revenues for all governmental fund types are the sales and use tax, the motor fuel tax, and the corporate income tax, which were 15.8%, 1.7% and 1.4%, respectively, of the total receipts of that fund for fiscal year 2000-01. Florida's Constitution and statutes mandate that the state budget as a whole and each separate fund within the state budget be kept in balance from currently available revenues for each fiscal year.

         Sales and Use Tax. The greatest single source of tax receipts in Florida is the sales and use tax, which amounted to $15.8 billion for fiscal year 2000-01. The sales tax rate is 6% of the sales price of tangible personal property sold at retail in the State. The use tax rate is 6% of the cash price

                                      1-23
or fair market value of tangible personal property when it is not sold but is used, or stored for use, in the State. In other words, the use tax applies to the use of tangible personal property in Florida, which was purchased in another state but would have been subject to the sales tax if purchased in Florida. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 1% sales surtax within their county. Proceeds from this local option sales surtax can be earmarked for funding countywide bus and rapid transit systems, local infrastructure construction and maintenance, medical care for indigents and capital projects for county school districts as set forth in Section 212.055(2), Florida Statutes.

         The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. The sales tax also includes a levy on the following: (a) rentals of tangible personal property and accommodations in hotels, motels, some apartments, offices, real estate, parking and storage places in parking lots, garages and marinas for motor vehicles or boats; (b) admissions to places of amusements, most sports and recreation events; (c) utilities, except those used in homes; and (d) restaurant meals and expendables used in radio and television broadcasting. Exemptions include: groceries; medicines; hospital rooms and meals; seeds, feeds, fertilizers and farm crop protection materials; purchases by religious, charitable and educational nonprofit institutions; professional services; insurance and certain personal service transactions; newspapers; apartments used as permanent dwellings; and kindergarten through community college athletic contests or amateur plays.

         Other State Taxes. Other taxes which Florida levies include the motor fuel tax, intangible property tax, documentary stamp tax, gross-receipts utilities tax and severance tax on the production of oil and gas and the mining of solid minerals, such as phosphate and sulfur.

         Tax Cuts. Due to recent budget surpluses, the state has begun to implement a series of tax cuts in addition to funding the Budget Stabilization Fund, Working Capital Fund and other reserve funds. The 2001-02 budget contained approximately $313 million in tax cuts. The legislature has yet to determine the level of tax cuts in the 2002-03 budget. The most significant source of tax cuts has been a reduction in the intangible property tax rate, which is in the final phase of a four-year plan to eliminate the tax.

         Historically, for a short period each year, the sales and use taxes are suspended on purchases of certain essential items priced less than $100, such as items of clothing. It is not expected that this provision will be included in the 2002-03 budget. The burden of state taxes is expected to be reduced from 6.35% of personal income, to 6.09%, the lowest level since1991.

         Government Debt. Florida maintains a high bond rating from Moody's Investors Service ("Moody's") (Aa2), Standard and Poor's Ratings Services ("S&P") (AA+) and Fitch IBCA, Inc. ("Fitch") (AA) on all state general obligation bonds. Outstanding general obligation bonds have been issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Numerous government units, counties, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. State and local government units may issue revenue obligations, which are supported by the revenues generated from the particular projects or enterprises. Examples include obligations issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations may be further secured by the full faith and credit of the State.

         State revenue bonds may be issued without a vote of the electors to finance or refinance the cost of state fixed capital outlay projects authorized by law, as long as they are payable solely from funds derived directly from sources other than State tax revenues. Revenue bonds may be issued to establish a student loan fund, as well as to finance or refinance housing and related facilities so long as repayments come solely from revenues derived from the fund or projects so financed. The Constitution imposes no limit on the principal amount of revenue bonds which may be issued by the state and Local Governmental Agency. Local Governmental Agencies, such as counties, school boards or municipalities may issue bonds, certificates of indebtedness or any form of tax

                                      1-24
anticipation certificate, payable from ad valorem taxes and maturing more than 12 months from the date of issuance only to finance or refinance capital projects authorized by law, and only when approved by a vote of the electors who are property owners living within boundaries of the agency. Generally, ad valorem taxes levied by a Local Governmental Agency may not exceed 10 mils on the value of real estate and tangible personal property unless approved by the electors. Local Governmental Agencies may issue revenue bonds to finance or refinance the cost of capital projects for airports or port facilities or for industrial or manufacturing plants, without the vote of electors, so long as the revenue bonds are payable solely from revenues derived form the projects.

         Florida's Constitution generally limits state bonds pledging the full faith and credit of the state, to those necessary to finance or refinance the cost of state fixed capital outlay projects authorized by law, and then only upon approval by a vote of the electors. The constitution further limits the total outstanding principal of such bonds to no more than 50% of the total tax revenues of the state for the two preceding fiscal years, excluding any tax revenues held in trust. Exceptions to the requirement for voter approval are:
(a) bonds issued for pollution control and abatement and solid waste disposal facilities and other water facilities authorized by general law and operated by state or local governmental agencies; and (b) bonds issued to finance or refinance the cost of acquiring real property or rights thereto for state roads as defined by law, or to finance or refinance the cost of state bridge construction.

         The state's outstanding debt which is primarily payable from state revenue and secured by the full faith and credit of the state, increased from $9.3 billion in fiscal year 1999-2000, to $9.5 billion in fiscal year 2000-01, but decreased to $9.4 billion in fiscal year 2001-02. For the same years, the state's debt service payments equaled $696 million, $717 million and $737 million or 1.99%, 1.90% and 1.80% of total state expenditures for each respective year.

         Other Factors. The performance of the obligations issued by Florida, its municipalities, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within Florida. Adverse changes to state-wide, regional or local economies may adversely affect the creditworthiness of Florida and its political subdivisions. Also, some revenue obligations may be issued to finance construction of capital projects which are leased to nongovernmental entities. Adverse economic conditions might affect those lessees' ability to meet their obligations to the respective governmental authority which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.

Litigation

                  Due to its size and broad  range of  activities,  the State is involved in numerous routine legal actions. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable; however, according to the departments involved, the results of such litigation pending or anticipated will not materially affect the State of Florida's financial position. The information disclosed in this Litigation Section has been deemed material by the Florida Auditor General and has been derived in part from information disclosed in the Florida Comptroller's Annual Report dated February 15, 2001. No assurance can be made that other litigation has not been filed or is not pending which may have a material impact on the State's financial position.

         A. Bank of America (formerly Barnett Bank) v. Florida Department of Revenue
                  --------------------------------------------------------------

         Case No. 97-02375, Duval County Circuit Court, 4th Judicial Circuit. This case involved the issue of whether Florida's refund statute for dealer repossessions authorizes the Department to grant a refund to a financial institution as the assignee of numerous security agreements governing the sale of automobiles and other property sold by dealers. The question turned on whether the Legislature intended the statute only to provide a refund or credit to the dealer who actually sold the tangible personal property and collected and remitted the tax or intended that right to be assignable. Judgment was granted in the Plaintiff's favor; however, the First District Court of Appeal overturned the trial court's decision on January 5, 2000, in favor of the Department. The

                                      1-25

Florida Supreme Court and United States Supreme Court have declined to hear appeals of the First District Court of Appeal's decision. No further action on this case is expected.

         B. Nathan M. Hameroff, M.D., et al v. Agency for Health Care Admin., et al
                  --------------------------------------------------------------

         Case No. 95-5936, Leon County Circuit Court, 2nd Judicial Circuit. This is a class action suit, among other similar suits, wherein the plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. The case went to trial October 3-4, 2000. On February 5, 2001, the trial court ruled that Section 395.705, Florida Statutes, was unconstitutional and disallowed further assessments. Judgment was entered against the Agency on February 15, 2001. The Agency has appealed and filed its initial brief in July 2001. The potential refund liability could total approximately $144 million.

         C.       Savona, et al v. Agency for Health Care Administration

         Case No. 96-6323, Leon County Circuit Court, 2nd Judicial Circuit. In this case, Plaintiffs sought retroactive and prospective relief on behalf of a class of Medicaid providers (doctors), demanding reimbursement of differential between Medicare and Medicaid rates for dual-enrolled eligibles. This case was settled on October 6, 2000. A total of $98 million, inclusive of interest, fees, and costs, would be paid by the Agency for Health Care Administration over three years subject to legislative approval. The State's share (within the Medicaid Program) would be 45 percent of the $98 million. Final judgment on the settlement was entered on June 18, 2001. The Legislature appropriated $32 million in the 2001-02 budget for the first installment, which was paid on July 27, 2001.

         D.       Tower Environmental v. Florida Department of Environmental
                  Protection

         Case No. 98-01312, Hillsborough County Circuit Court, 13th Judicial Circuit. Tower Environmental has sued the state and the Florida Department of Environmental Protection (FDEP) alleging that both the State and FDEP "breached" contracts with them by changing the petroleum contamination reimbursement program. Alternatively, Tower claims that these actions constitute torts or impairment of contractual obligations. Tower also alleges that the termination of the reimbursement program pursuant to Section 376.3071, Florida Statutes, is a breach of contract. In addition to damages, Tower seeks recovery of attorneys' fees and costs. There has been a ruling that the statute was a written contract and that the state's sovereign immunity defense was therefore invalid. A settlement in the amount of $1.6 million has been reached and a mutual release frees the State and Department from liability. The legislature appropriated the settlement for the 2001-02 fiscal year and $1.6 million was paid on July 9, 2001.


                                      1-26

         E. State Contracting and Engineering Corp. v. Florida Department of Transportation, et al
                  --------------------------------------------------------------

         Case No. 98006566(11), 17th Circuit Court, Broward County. The Florida Department of Transportation used a Value Engineering Change Proposal (VECP) design submitted by State Contracting and Engineering Corp. (SCEC) for the construction of a barrier soundwall in Broward County and several subsequent Department projects. Subsequent to the initial use of the VECP design, SCEC patented the design. SCEC claims that the Department owes SCEC royalties and compensation for other damages involving the Department's use of the VECP design on the subsequent projects. The case is awaiting a ruling by the Judge as to the application of recent U.S. Supreme Court cases to certain legal issues in this lawsuit. The case is scheduled to go to trial in 2002. If the State is unsuccessful in its actions, potential losses could range from $30 to $60 million.

         F.       Cone Constructors, Inc. v. Florida Department of
                  Transportation

         Case No. CI 00-6996, 9th Judicial Circuit, Orange County, Florida. The Florida Department of Transportation terminated Cone Constructors, Inc. on a construction contract involving a portion of the Suncoast Parkway. Cone Constructors sued claiming breach of contract and wrongful termination. Subsequent to the initial court filings, Cone filed for bankruptcy and the Department settled the dispute with the bankruptcy trustee for a payment of $575,000.

         G. Riscorp Insurance Company, et al v. Florida Department of Labor and Employ-ment Security and Mary B. Hooks
                  --------------------------------------------------------------

         Case No.  99-5027,  Leon County  Circuit Court,  2nd Judicial  Circuit.
Pursuant to Section 440.51, Florida Statutes, the Department collects assessments on "net premiums collected" and "net premiums written" from carriers of workers compensation insurance and by self-insurers in the State. Claimants allege that there is no statutory definition of "net premiums" and the Department does not currently have a rule providing guidance as to how "net premiums" are calculated. Claimants allege that industry standards would allow them to deduct various costs of doing business in calculating "net premiums." Riscorp is seeking refunds of approximately $35 million. On December 27, 2001, the Court granted plaintiffs' motion for partial final summary judgment, ruling that the plaintiffs were entitled to deduct ceded premiums from their premium in calculating assessments. A trial on liability is scheduled for early 2002, and a separate trial for damages is scheduled for later that year.

         H.       U.S. Environmental Protection Agency v. Florida Department
                  of Transportation
                  --------------------------------------------------------------

         The issue constitutes an environmental claim. Title to contaminated land is in dispute. The Department maintains that it is not the owner of the contaminated land. The U.S. Environmental Protection Agency (EPA) is conducting additional tests at the site for pollution and has asserted a cost recovery claim against the Department of approximately $25.6 million. The Department's Motion for Declaratory Judgment on the Department's ownership of the property was denied and upheld on appeal. The EPA is currently preparing an Amended Record of Decision. On October 5, 2001, a Tolling Agreement was signed which extended the time to sue until May 2002.

         I.       Sarnoff v. Department of Highway Safety and Motor Vehicles

         Case No. SC01-351 Florida Supreme Court. This suit alleges the improper setting of the fee for the motor vehicle inspection program. Plaintiffs challenge the constitutionality of Section 325.214(2), Florida Statutes, which imposes a $10.00 fee on the emissions inspection of automobiles in seven of Florida's 67 counties, and seek class action certification, declaratory judgment and refund claims. On December 29, 2000, the First District Court of Appeal reversed the trial court's class certification order, and a rehearing was denied on February 2, 2001. Plaintiffs have invoked the discretionary review of the Florida Supreme Court on this issue. Oral Argument was held on November 7, 2001. The decision of the Florida Supreme Court has not been made. The amount of potential loss to the State is estimated to be $96-106 million.

                                      1-27

         J.       Paul K. Mateo, et al., v. Florida Department of Revenue, etal.
                  --------------------------------------------------------------

         Case No. 1D01-4836, First District Court of Appeal. This is a class action suit seeking declaratory relief and a tax refund of sales taxes paid on the lease of motor vehicles where the concerned price included a $2.00 surcharge imposed by Section 212.0606, Florida Statutes. The Department was successful in moving to dismiss Plaintiff's Complaint in the trial court. A trial court dismissed an Amended Complaint challenging the constitutionality of the statute with prejudice. The trial court found that the Plaintiff had not complied with the requirements of Section 215.26, Florida Statutes, thereby making the plaintiff's non-compliance with the statute fatal to his refund request. The Plaintiff timely appealed the trial court's order of dismissal. Potential loss to the State may be in excess of $25 million.

         K.       Transitions Optical, Inc. v. Florida Department of Revenue,
                  et al.
                  --------------------------------------------------------------

         Case No. 2D00-4208, Section District Court of Appeal. In this case, Transitions Optical and co-Plaintiff, Pepperidge Farm, brought a class action suit (Case No. 99-8574-CI-20, 6th Judicial Circuit) on behalf of themselves and all other similarly situated businesses, challenging the imposition of ad valorem county taxes on the computer software owned and operated by them in their places of business, and seeking a refund of all ad valorem taxes previously paid. The estimated loss to the State may be in excess of $25 million. On August 25, 2000, the trial court granted Plaintiff's Motion for Clarification and for Reconsideration and Rehearing and as to Pepperidge Farm, Inc. (Pepperidge Farm, Inc., v. Florida Department of Revenue, et al.) Transition Optical Inc., timely filed its notice of appeal relating to the dismissal on September 18, 2000. In the Pepperidge Farm Polk County case, the parties are in the discovery phase.

         L.       Rendon v. Florida Department of Transportation, et al.
                  ------------------------------------------------------

         Case No. 96-18090(27) Eleventh Judicial Circuit. The Plaintiffs (persons covered by the Americans with Disabilities Act or ADA) in this certified class action suit, seek a declaratory judgment that Sections 320.0848
(2) and (3), Florida Statutes, violate the Americans with Disabilities Act of 1990 in that the surtax charged for a disabled parking permit is illegal. Issues include the right to proceed with refund claims when no one has applied for a refunds claim. On November 14, 2001, the trial court granted Plaintiffs' motion for summary judgment. On November 26, 2001, the State served its Motion for Rehearing, Reconsideration and Clarification Regarding Appropriateness of Remedy and Scope of Relief. On December 18, 2001, the trail court heard the State's motion and Plaintiffs' motion for Contempt and Sanctions. The court has not yet made its decision. Estimated loss to the State could be in excess of $25 million.

                    ADDITIONAL INFORMATION CONCERNING GEORGIA

         The performance of the Georgia Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of Georgia issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         The State of Georgia has continued to benefit from job growth, personal income growth and continued economic expansion. The State ranks tenth in population and 26th in per capita personal income according to the U.S. Bureau of the Census and the U.S. Bureau of Economic Analysis, respectively. The unemployment rate stands at 4.0% (not seasonally adjusted) as of December 2001, compared to the national average of 4.8%. The State's unemployment rate is 0.8 percentage points below the national average. Gross state product, the

                                      1-28
counterpart to gross domestic product for the nation is reported (with a time lag) annually. For 1992-1999, the latest coverage, the State's gross product rose more raidly than the Nation's, an average rate of 5.8% compared to 3.7%, respectively.

         As of June 30, 2001, general obligations of the State of Georgia were rated Aaa/AAA/AAA by Moody's, S&P and Fitch's Investor's Service Incorporated, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

Budget Process

         The State has been consistently rebuilding their reserves that were drawn down in the early 1990s. At that time, the State had basically reduced its reserves to zero. As of fiscal year-end 2001, the State's main reserves of Revenue Shortfall, Lottery and Midyear Adjustment stood at $735 million, $334 million and $147 million, respectively. In continuing with this positive trend, the State ended fiscal 2001 with another substantial surplus of $1.5 billion of governmental function revenues in excess of governmental function expenditures.

         As of June 30, 2001, the State had general obligation debt outstanding in an aggregate principal amount of $5.311 billion and guaranteed revenue debt outstanding in an aggregate principal amount of $149.6 million. The State has been able to use their extremely successful lottery to enhance their budgetary reserves. Specific programs funded by the lottery are intended to be educational in nature.

State's Revenues and Expenditures

         Estimated States revenues for fiscal 2003 are $16.1 billion, of which $14.6 billion is from various taxes, including $7.6 billion of corporate and individual income tax and $4.8 billion of general sales tax.

                   ADDITIONAL INFORMATION CONCERNING MARYLAND

         The following information constitutes only a brief summary, does not purport to be a complete description of risk factors, and is principally drawn from official statements relating to securities offerings of the State of Maryland that were available as of the date of this SAI.

      The following is a brief summary of some of the more significant matters relating to the economy of the State of Maryland. Other factors will affect State and local government issuers, and borrowers under conduit loan bond arrangements. This information constitutes only a brief summary and does not purport to be a complete description of the potential risks associated with investments in the State of Maryland. The summary is based primarily upon statistics and other information provided by Maryland agencies, official statements of the State of Maryland, independent sources, and public information available as of the date hereof, as well as oral statements from various governmental agencies. The State of Maryland and its local governments issue demographic and fiscal data infrequently, and such data will not necessarily reflect recent events and trends. The information has not been updated, nor will it be updated during the year. We have not independently verified the information. Estimates and projections are based upon assumptions which could be affected by many factors and there can be no assurance that such estimates and projections will prove, or continue, to be accurate.

      The State and Its Economy

      According to the 2000 Census, Maryland's population in that year was 5,296,486, an increase of 9.4% from the 1990 Census. The population was estimated at 5,375,156 in 2001. Maryland's population is concentrated in urban areas: Baltimore City and the eleven counties located in the Baltimore-Washington region contain 50.1% of the State's land area and 87.2% of


                                      1-29
its population. Per capita income in 2001 was $34,950 in Maryland, compared to the national average of $30,271 in that year. Personal income in Maryland grew at an average annual rate of 3.7% from 1992 to 2001, which was equal to the national average over the same period.

      Services, retail and wholesale trade, government and manufacturing (primarily printing and publishing, food and related products, instruments and similar products, industrial machinery, electronic equipment and chemical and allied products) are historically the leading areas of employment in Maryland. Maryland's economy tends to be more reliant on the service and government sectors, but less dependent on manufacturing, than the United States as a whole. Maryland's economy is particularly sensitive to changes in federal employment and spending. The percentage of personal income earned from federal employment in 2000 was 8.5% for Maryland residents, compared to 2.9% nationwide. Federal military facilities and defense spending play critical roles in Maryland's economy.

      From September 2001 to September 2002 Maryland experienced a job loss rate of 0.6%, while the nation as a whole experienced a job loss rate of 0.7%. In 2001, the unemployment rate in Maryland was 4.1%, compared to a national rate of 4.8%. According to the United States Bureau of Labor Statistics, the seasonally-adjusted unemployment rate was 4.0% in Maryland and 5.6% nationally in September 2002, and 3.9% in Maryland and 5.7% nationally in October 2002. Continuing uncertainty in the national and local economy could cause unemployment in Maryland to increase in the coming months.

      State Fiscal Information

      The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June 30. Maryland ended fiscal year 2001 with a $538.4 million general fund balance on a budgetary basis, of which $347.3 million was designated to fund fiscal year 2002 operations, and with $888.1 million in the Revenue Stabilization Fund of the State Reserve Fund. The Revenue Stabilization Fund provides financial support for future needs and to reduce the need for future tax increases. However, the State can move some of those funds to cover other areas of its budget, so the actual balances may be lower in the future. The State previously estimated that the general fund balance on a budgetary basis would be approximately $427 million at June 30, 2002, with $548.2 million in the Revenue Stabilization Fund. However, the actual general fund balance was only $309 million. Recent analysis suggests that the State may face a gap between revenues and spending of $1.7 billion or more over the next two years. In an effort to address the gap anticipated for the current fiscal year, Governor Glendening recently proposed several measures, including 4.9% cuts in the budgets for most State agencies, increased payroll taxes, and pay freezes for some State employees. The Governor has also proposed transfers of approximately $247 million from the State's reserve funds; such transfers could jeopardize Maryland's bond ratings by decreasing its "rainy day" funds to $200 million below the amount preferred by rating agencies. Although these proposals have received preliminary support from the General Assembly, they have not yet been implemented. There can be no assurance that these or any other measures would be sufficient to address the anticipated budget shortfalls.

      In 1997 the General Assembly enacted legislation to phase in a 10% decrease in the State individual income tax by 2002. In preparing its fiscal 2003 budget, the State had to accommodate an estimated $177 million reduction of revenues due to the implementation of the final 2% decrease in income tax. The "Bridge to Excellence in Public Schools Act," enacted in the 2002 session of the General Assembly, provides for phased-in education expenditures which are expected to reach an aggregate of $1.3 billion by fiscal year 2008. Approximately $80 million budgeted for fiscal year 2003 under the Act is expected to be available through the increased cigarette tax described below; in 2004 the General Assembly must determine whether the remaining funding is within the State's fiscal resources. If the resources are not available to fund the full amount required under the Act, the State must still provide a portion of the budgeted funds.

      2002 Budget. On April 3, 2001, the General Assembly, which is the legislative branch of the State government, approved the budget for the fiscal year ended June 30, 2002. The 2002 budget included, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarially recommended contributions for the State's seven retirement systems; (iii) funds dedicated to the debt service on the State's general obligation bonds in an amount sufficient to avoid an increase in the State's property tax; (iv) $643.9 million for capital projects

                                      1-30

(other than transportation projections) including $134 million for public school construction; (v) $3.3 billion in aid to local governments from general funds; and (vi) net general fund deficiency appropriations of $124.9 million for fiscal 2001, including $57.2 million for medical and foster care programs, $30.2 million to the State Reserve Fund and $10.3 million in aid to local governments.

      Early in fiscal year 2002 it appeared that general fund revenues would be less than projected when the fiscal year 2002 budget was originally enacted. As a result, the Governor proposed cost-containment measures for fiscal year 2002. On November 14, 2001 the Board of Public Works, which is composed of the Governor, the Comptroller and the Treasurer, approved reductions to the fiscal year 2002 budget of $57.5 million, reflecting a 1.5% reduction to agencies' budgets and the implementation of a hiring freeze. In addition, $342.5 million in general fund appropriations were reverted, primarily $322.5 million appropriated in prior fiscal years for pay-as-you-go capital projects, of which $40 million are proposed to be canceled and $201.3 million are proposed to be funded with general obligation bonds. The Comptroller has recently announced that for fiscal year 2002, general fund revenue was $131 million lower, and personal income taxes were $217 million lower, than had been expected.

      2003 Budget. On April 4, 2002, the General Assembly approved the budget for the 2003 fiscal year. The budget includes, among other things: (i) funds dedicated to the debt service on the State's general obligation bonds in an amount sufficient to avoid an increase in the State's property tax; (ii) $49.6 million for capital projects; (iii) $3.6 billion in aid to local governments from general funds; (iv) $181 million to the Revenue Stabilization Fund; and (v) net general fund deficiency appropriations of $171.7 million for fiscal year 2002, including $140.9 million for the Department of Health and Mental Hygiene, primarily for Medicaid, $30 million to the Revenue Stabilization Fund, a reduction of $9.6 million to the Dedicated Purpose Fund of the State Reserve Fund, and a reduction of $9.5 million in aid to local governments. The budget does not provide funding for an employee cost-of-living allowance, it decreases the State subsidy for the employee prescription drug plan, and it limits funding for merit increases for State employees to a lump sum of $28.8 million, which is restricted pending approval by the Board of Public Works after the results of fiscal year 2002 operations are final.

      As part of the fiscal year 2003 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act, which authorizes transfers and funding changes resulting in increased general fund revenues and decreased general fund appropriations. The Act provided for transfers of various fund balances in fiscal year 2002 of $281 million. In addition, the Act provides for transfers of various fund balances of $85.2 million in fiscal year 2003, revenue increases and adjustments, and reductions to required fiscal year 2003 expenditures. The Act uncouples the State income tax from future federal income tax changes with an impact greater than $5 million. The Act also uncouples State income tax from the special "bonus" depreciation deduction and the extended period for net operating loss carryback, both recent changes for purposes of federal income taxes.

      Changes made by the Act resulted in reduced levels of required funding in certain areas, including the adoption of the "corridor" method of funding the State's contribution to the pension and retirement system whereby the rate remains fixed as long as the funding level of the systems remains within the corridor of 90%-110% of full funding; and reducing the funding levels and formulae for community colleges, non-public colleges, and tourism. As a result of this new funding method, the State's contributions to the pension and retirement system might be lower than required by prior budgets, and may be insufficient to provide full funding.

      Separate legislation enacted by the 2002 General Assembly increased the tobacco tax from $0.66 per pack to $1.00 per pack effective June 1, 2002. For fiscal year 2003 only, $80.5 million in revenues from that increase is dedicated to the fiscal year 2003 cost of the "Bridge to Excellence in Public Schools Act"; additional revenues generated by the tobacco tax increase, estimated at $19.9 million through June 30, 2003, will go to the General Fund. This rate increase is expected to increase cigarette tax revenues by approximately $71 million in fiscal 2004, $70.3 million in fiscal 2005, $69.5 million in fiscal 2006, and $68.7 million in fiscal 2007.

                                      1-31

      State-Level Municipal Obligations

      Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland's Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. These restrictions do not necessarily apply to other issuers within the State. The General Assembly, by separate enabling act, typically authorizes a particular loan for a particular project or purpose. Beginning with its 1990 session, the General Assembly has annually enacted a Maryland Consolidated Capital Bond Loan Act, or "capital bond bill," that within a single enabling act authorizes various capital programs administered by State agencies and other projects for local governments or private institutions. The Board of Public Works authorizes State general obligation bond issues and supervises the expenditure of funds received therefrom, as well as all funds appropriated for capital improvements other than roads, bridges and highways. Maryland had $4.5 billion of State tax-supported debt outstanding, and $1,053.6 million of authorized but unissued debt, at March 31, 2002.

      The public indebtedness of the State of Maryland and its agencies can be generally divided into the following categories:

o The State and various counties, agencies and municipalities of the State issue general obligation bonds, payable from ad valorem taxes, for capital improvements and for various projects including local-government initiatives and grants to private, nonprofit, cultural and educational institutions. The State's real property tax is pledged exclusively to the repayment of its bonds. The Board of Public Works is required to fix the property tax rate by each May 1 in an amount sufficient to pay all debt service on the State's general obligation bonds for the coming fiscal year. At least since the end of the Civil War, Maryland has paid the principal of and interest on its general obligation bonds when due. As of July 2002, the State's general obligation bonds were rated AAA by Fitch, Aaa by Moody's Investors Service, Inc., and AAA by Standard & Poor's. However, since that time the State has faced significant economic challenges, and we cannot assure you that such ratings will be maintained in the future.

o The Maryland Department of Transportation issues limited special-obligation bonds for transportation purposes, payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Holders of these bonds are not entitled to look to any other sources of payment.

o The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums and conference centers payable primarily from lease rentals, sports lottery and other revenues.

o Certain other State units, such as Maryland's university systems, the Maryland Transportation Authority and the Maryland Water Quality Financing Administration, as well as several local governments, are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or assurance of repayment, and for which the State will have no liability for repayment. These obligations are payable solely from specific non -tax revenues of the borrowers, including loan obligations from nonprofit organizations, corporations and other private entities.
         The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State of Maryland. For example, the Maryland Transportation Authority issues bonds which are payable solely from collections from airline travel; any significant decline in air traffic for the Baltimore-Washington International airport could impede repayment on such bonds.
o The State, its agencies and departments, and the various localities also enter into a variety of municipal leases, installment purchase,
         conditional  purchase,   sale-leaseback  and  similar  transactions  to
         finance the construction and acquisition of facilities and equipment. Such arrangements are not general obligations to which the issuing government's taxing power is pledged but are ordinarily backed by the issuer's covenant to budget for, appropriate and make the payments due.

                                      1-32

         Such arrangements generally contain "non-appropriation" clauses which provide that the issuing government has no obligation to make payments in future years unless money is appropriate for such purpose on a yearly basis. In the event that appropriations are not made, the issuing government can not be held contractually liable for the payments.

      Although the State has the authority to make short-term borrowings up to a maximum of $100 million in anticipation of taxes and other receipts, in the past 20 years the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.

      Other Issuers of Municipal Bonds

       Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, income taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from Standard & Poor's, these ratings are often achieved through insurance, and other issuers within Maryland have received lower ratings.

      Many of Maryland's counties have established subsidiary agencies with bond-issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. For example, the Washington Suburban Sanitary Commission, which provides water and sewerage services, and the Maryland-National Capital Park and Planning Commission, which administers a park system, both issue general obligation bonds. Many of the municipal corporations in Maryland have issued general obligation bonds. In addition, all Maryland municipalities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers. Local governments in Maryland receive substantial aid from the State for a variety of programs, including public school construction and discretionary grants. The actual and projected budget shortfalls at the State level, and other future events, might require further reductions in or the discontinuation of some or all aid payments to local governments. Any such cutback in State aid will adversely affect local economies.

      Risks and Uncertainties

      Generally, the primary default risk associated with government obligations is the nonpayment of taxes supporting such indebtedness. In addition, certain debt obligations in the Evergreen Maryland Municipal Bond Fund may be obligations of issuers other than the State of Maryland, such as those listed above. Although the State of Maryland regularly receives the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay the State on the underlying indebtedness. Other obligations are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing authorities. Certain debt may be obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since the decline in one industry could impede repayment. In addition, the Evergreen Maryland Municipal Bond Fund may include obligations issued by the government of Puerto Rico, the U.S. Virgin Islands or Guam or their authorities; any such obligations will bear their own particular risks in addition to any general risks described herein.

                                      1-33

      The uncertainty of the national economy has hurt and could continue to adversely affect Maryland and its localities and other borrowers. Maryland's economy is unusually dependent on the federal government and the service sector because a large percentage of Maryland residents are employed in those fields. In addition, a significant proportion of Maryland's revenues comes from the federal government, both in direct aid and through federal payment for goods and services provided by Maryland businesses and local governments. Slowdown in the service sector, or reduction in federal jobs or funds available to Maryland, could create budget difficulties at the State and local level. Maryland's small businesses, which make up the core of Maryland's economy, are particularly vulnerable to the effects of a faltering national economy. Economic decline could also decrease income tax and capital gains revenues, which are important components of the State's budgeted revenues. Unanticipated declines in realized capital gains in the 2001 tax year caused estimates for revenues in 2002 and 2003 to be decreased by an aggregate of over $250 million. Actual personal income tax revenues were $217 million below estimates for the 2002 fiscal year alone. These and other factors will also affect the county and local economies in Maryland, as well as agencies and private borrowers. To the extent they stress the State's budget, such factors will diminish the amount of State aid available to local jurisdictions. If negative trends continue, Maryland's State and local governments might need to take more drastic measures, such as cutting employment or increasing taxes, to balance their budgets.

                additional information concerning north carolina

         The performance of the North Carolina Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of North Carolina issuers, which results in the Fund's performance being subject to risks associated with current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         North Carolina's economy has historically been dependent on small manufacturing and agriculture. More recently, the employment base has shifted away from the traditional roots in textiles and furniture making into services and trade. According to the Employment Security Commission, the labor force has grown from 3,512,400 in 1991 to 3,994,800 in 2001, with nonagricultural wage and salary employment accounting for approximately 3,900,700 jobs. Manufacturing firms employ approximately 17.7% of the non-agricultural work force, resulting in the State being named fifth nationally in 2002 for manufacturing employment, in spite of a 4.6% decrease in seasonally adjusted manufacturing jobs from May 2000 to May 2001. In contrast, jobs continued to increase in the service sector during 2001. Over 18,600 jobs were added in services during 2001, resulting in a total of 1,061,800 service jobs in 2001. Jobs in wholesale and retail trade, financial services, educational services and the federal government also experienced an increase in 2001. Notwithstanding the increases in the service sector, the Employment Security Commission estimated the seasonally adjusted unemployment rate in September 2002 to be 6.1% of the labor force, as compared with an unemployment rate of 5.6% nationwide.

         According  to the U.S.  Bureau of the  Census,  the  State's  estimated population as of July 2001 was 8,085,484. Based on August 2002 data from the United States Bureau of Labor Statistics, the State ranked tenth among the states in non-agricultural employment and fifth among the states in manufacturing employment.

Budget Process

         From 1994 until 1998, the State had a budget surplus, in part as a result of new taxes and fees and spending reductions put into place in the early 1900s. Early in the 2000-2001 fiscal year (the fiscal year preceding the current biennium) the State anticipated a substantial General Fund shortfall. This

                                      1-34
shortfall was attributed to four major factors: a deferred payment of income tax refunds; a refund of taxes and fees arising from several lawsuits, including a major lawsuit involving the intangibles tax; increase in the cost of the State's share of the federal Medicaid program; and a reduction in overall revenue receipts as a result of a general slow down of the national economy. The adjustments required to be made depleted many reserves that otherwise would have been available to balance the budget in the current biennium, and deferred many costs from the 2000-2001 fiscal year to the current biennium.

         The State again experienced a revenue shortfall in the General Fund budget for fiscal year 2001-2002 of $1.555 billion. The under-realization of revenues can be attributed to the on-going national and North Carolina economic recession, the severity of which was deepened by the impact of the September 11, 2001 terrorist attacks. The Governor has invoked his constitutional authority to ensure a balanced budget, and has instituted a number of cost saving measures and transferred funds from a number of reserve funds to the General Fund. The State budget is based upon estimated revenues and a multitude of existing and assumed State and non-State factors, including State and national economic conditions, international activity and federal government policies and legislation. The authorized General Fund balance at June 30, 2002, the end of the 2001-02 fiscal year, showed an unreserved General Fund balance of zero, and a reserved General Fund balance of $817.4 million.

State Revenues and Expenditures

         Individual income taxes for the period through June 30, 2002 decreased by $256.7 million, or 3.4%, as compared with those of 2000-2001. Corporate income and franchise taxes decreased in 2001-2002. If corporate income taxes and franchise taxes are combined, the total decrease between the 2001-2002 fiscal year and the prior fiscal year is $197.5 million. In the 2001-2002 Budget prepared by the Office of State Budget and Management, it was projected that General Fund net revenues, including non-tax revenue, would increase 5.8% over the 2000-2001 Budget, but actual net revenue actually decreased by 1.2%.

         As of December 12, 2002, general obligations of the State of North Carolina were rated Aa1/VMIG 1 by Moody's and AAA/A-1+ by S&P. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

                ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA

         The performance of the South Carolina Fund is influenced by the political, economic and statutory environment within the State. The Fund invests in obligations of South Carolina issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the State. The information presented below describes in more detail the factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         The State's population currently ranks 26th in the nation with approximately 4.0 million people. The income per capita ranks 36. The State ended fiscal year June 30, 2001 with a budget deficit of $462 million. This action caused their overall general fund balance to fall to $151 million or 3.2% of expenditures for the year. For fiscal year 2002-2003, the total state budget is $15.1 billion, of whom $5.4 billion is from General Funds.

         For fiscal year ending June 30, 2001, the state had $2.055 billion in net general obligation bonds/notes outstanding. The state's seasonally adjusted unemployment rate for 2001 was 5.4%, up from 3.9% in 2000. Nationally, the seasonally adjusted unemployment rate was 4.8% in 2001. Over the past 10 years, nearly $51 billion has been invested in the state, creating more than 252,000 new jobs. The leading manufacturing sectors in terms of capital investment

                                      1-35
activity were metals and capital equipment ($966 million), chemicals ($593 million), and rubber and plastics ($343 million). Based on 1998-2008 employment projections, the fastest growing sectors will continue to be services, construction and wholesale and retail trade.

Budget Process

         The South Carolina State Constitution mandates a balanced budget. If a deficit occurs, the General Assembly must account for it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The State Constitution limits annual increases in State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State.

         The State Constitution requires a General Reserve Fund that equals three percent of General Fund revenues for the latest fiscal year. When deficits have occurred, the State has funded them out of the General Fund. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund revenues. Before March 1st of each year, the Capital Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations, and after March 1st the Capital Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvements or other non-recurring purposes. Monies in the Capital Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-ended deficit must go back to the General Fund.

         Debt levels have been very conservative over the years. The current level of $512.34 debt per capita and aggressive amortization of 80% of outstanding indebtedness over the next ten years should continue their previous success. Currently, the maximum limit for debt service is 5% of the prior years revenues. Also, highway bonds are limited to an amount which can be serviced by 15% of the highway revenues.

State's Revenues and Expenditures

         State Revenues primarily come from income and sales taxes. General government expenditures and education continue to lead the way in expenditures. Expenditures in the General Government category increased primarily because of tobacco settlement proceeds paid to tobacco growers, quota holders, and warehousemen for losses in reduced cultivation of tobacco in the State. As with many of the States in the nation, South Carolina has been conscience of the need to upgrade their school infrastructure and become competitive in salaries with the national average. A big positive for issuers within the State is the South Carolina State Aid Intercept Program. The credit enhancement provided by Section 59-71-155 Code of Laws of South Carolina, provides extra protection for bondholders. The school districts now are required to notify the State Treasurer 15 days prior to an interest or principal payment of a deficiency in funds on hand to make the schedule payment. Statutory provisions now require the state to advance funds from the state's distributed school district revenues or the state's general fund for an amount up to the total amount appropriated for the Education Finance Act for that fiscal year. The South Carolina Education Lottery Act became effective June 13, 2001. Proceeds of the lottery games must be used to support improvements and enhancements for educational purposes and programs as provided by the General Assembly and the net proceeds must be used to supplement, not supplant, existing resources for educational purposes and programs. Road and transportation upgrades are a big initiative for the state. In 1977, the State Legislature passed a bill to fund a state infrastructure bank for the purpose of providing loans and other financial assistance for major transportation projects. Since its creation, financial assistance of over $3 billion for major transportation projects has been approved. This funding source has helped the State meet their ever expanding highway needs around their major cities and vacation spots. Transportation expenditures were less in fiscal year 2000-2001 because of the completion of certain major transportation projects, including a new by pass near Myrtle Beach.

                                      1-36

         As of June 30, 2001, general obligations of the State of South Carolina were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

         Eligible investments for the South Carolina Fund also include obligations of the governments of Puerto Rico, the Virgin Islands and Guam to the extent these obligations are exempt from South Carolina State personal income taxes. The Fund will not invest more than 5% of its net assets in the obligations of each of the Virgin Islands and Guam, but may invest without limitation in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.

                   ADDITIONAL INFORMATION CONCERNING VIRGINIA

         The performance of the Virginia Fund is influenced by the political, economic and statutory environment within the Commonwealth of Virginia (the "Commonwealth"). The Fund invests in obligations of Virginia issuers, which results in the Fund's performance being subject to risks associated with the most current conditions in the Commonwealth. The information presented below describes in more detail certain factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by the Fund. The following information has been obtained from a variety of public sources and is believed to be accurate, but should not be relied upon as a complete description of all relevant information.

General

         Virginia is the nation's twelfth most populous state. The Commonwealth's 2001 population was approximately 7.1 million. The population of the Commonwealth has increased 8.6% since 1995 according to the U.S. Bureau of the Census. As for per capita personal income, the Commonwealth was ranked highest in the Southeast region and greater than the national average in 2001. 78.2% of the population lives in the eight metropolitan statistical areas in the Commonwealth.

         In 2001, the services sector hired the largest proportion of workers, followed by the wholesale and retail trade sectors. While the service sector has been the fastest growing sector over the past several years, there was a marked decrease in the percentage in growth in this sector in 2000-2001. The health services sector has added 8,000 jobs and the engineering, architectural and management services sector added 6,600 jobs. In contrast, as a result of the recent economic slump affecting certain Virginia high-technology industries, the business and computer services sector lost 13,000 jobs. The trade sector experienced a 0.1% decrease in employment in the past year. The State's unemployment rate has typically been below the national average. For 2001, the unemployment rate was 3.5% as compared with the national average which was 4.8%. In 2002, Virginia has experienced a 1% decline in employment and has suffered from 12 consecutive months of negative employment growth. Based on current conditions, the high-technology and manufacturing sectors will likely lag the nation as a whole in job and income growth in fiscal year 2003.

Virginia's Budget and Appropriation Act

         The Appropriation Act for the 2002-2004 biennium contained an official revenue estimate for the biennium of approximately $23.30 billion which, with fund balances and transfers, resulted in a projected general fund revenue total of $24.74 billion and operating and capital appropriations totaling $24.73 billion. Throughout 2002, the Commonwealth has experienced a shortfall in revenues for the current year and a decline in revenue forecasts for future years. On September 25, 2002, the Governor reported that the projected budget deficit was expected to exceed the $1.5 billion previously projected for the 2002-2004 biennium by a considerable amount. The General Assembly is required by the Virginia Constitution to maintain a balanced budget, and will convene for its regular session in January, 2003.

         At June 30, 2002, the Commonwealth had a general fund balance of $632 million, of which $70 million was unreserved and $562 million was reserved. This

                                      1-37
general fund balance represents a decrease of 47% over the fiscal year ended June 30, 2001. Tax-supported debt of the Commonwealth (which includes general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues) as of June 30, 2002, was approximately $4.72 billion. For the fiscal year ended June 30, 2001, the tax-supported debt per capita was $627. The fiscal year 2002 amounts are unaudited.

         The 2002 General Assembly provided for significant bond authorizations including: $1.02 billion of general obligation bonds (approved at referenda) for education and parks; $149.5 million of general obligation revenue bonds for higher educational institutions; $369.8 million of appropriation-backed debt for capital projects at various state agencies; and the sale and securitization of up to 50% of the annual amount received by the Commonwealth as revenue as part of the Master Tobacco Settlement with various tobacco companies.

State's Revenues and Expenditures

         For the fiscal year ending June 30, 2002, the Commonwealth derived approximately 95.3% of total tax revenues from five major taxes imposed by the Commonwealth. Individual and fiduciary income taxes supplied 65.2% of total tax revenue. Sales and use taxes accounted for approximately 23.6% of total tax revenues. The top general fund expenditure categories include education (47.2% of all general fund expenditures), individual and family services (21.7%) and the administration of justice (16.3%). The fiscal year 2002 amounts are unaudited.

         As of October, 2002, general obligations of the State of Virginia were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic

                                      1-38

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES

                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)   Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

(v)      Federal National Mortgage Association; and

(vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

                                      2-1

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund

                                      2-2
might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is

                                      2-3
offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in  warrants.  Warrants  are  options  to  purchase

                                      2-4
common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal

                                      2-5
amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

                                      2-6

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also  intends  to  purchase  put and call  options  on futures

                                      2-7
contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will

                                      2-8
not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

The use of options and
futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

                                      2-9

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and the International Bank for
Reconstruction and Development

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

                                      2-10

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely

                                      2-11
affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

                                      2-12

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal

                                      2-13
bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at

                                      2-14
varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on

                                      2-15
specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

                                      2-16

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business

                                      2-17
is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.

                        PURCHASE AND REDEMPTION OF SHARES

         You may buy  shares of the Fund  through  Evergreen  Distributor,  Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect

                                      2-18
to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

                                                     ---------------------------- ----------------- ------------------
Equity Funds                                         Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                5.75%             6.10%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Long-term Bond Funds                                 Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                4.75%             4.99%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Short-term Bond Funds                                Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge

                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                3.25%             3.36%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              3.00%             3.09%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            1.50%             1.52%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account

                                      2-19
of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of First Union National Bank (FUNB) and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                   CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                             5.00%
Second 12-month period following the month of purchase             4.00%
Third 12-month period following the month of purchase              3.00%
Fourth 12-month period following the month of purchase             3.00%
Fifth 12-month period following the month of purchase              2.00%
Sixth 12-month period following the month of purchase              1.00%
Thereafter                                                         0.00%

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares at NAV with a front-end sales charge of 1.00%. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                  CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                             1.00%
Thereafter                                                         0.00%

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

                                      2-20

         Class C shares purchased through an omnibus account with Merrill Lynch Investment Manager, L.P. will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                                      2-21

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1.  purchasers of shares in the amount of $1 million or more;

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial

                                      2-22
                  planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

                                      2-23

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

                                      2-24

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.

                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                      2-25

                                                           [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D

Where:
         P = initial payment of $1,000.

         T = average annual total return (after taxes on distributions). n = number of years.
         ATVD = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total  return   quotations,   less  taxes  due  on  distributions   and
redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:

                               [OBJECT OMITTED]DR

                                      2-26

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions).
         n =  number of years.
         ATVDR = ending redeemable value of
                        the initial $1,000, after taxes on
                 fund distributions and redemption.


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

              Effective Yield = [(base period return + 1)365/7] - 1

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a

                                      2-27
fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                                           [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.

                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class
C,  Class  S,  Class  S1,  Administrative,   Institutional  Service,   Investor,

                                      2-28

Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The
12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                           -------------------------- --------------------------
                                 Current Maximum
                                      Class            12b-1 Fees Allowed Under
                                    the Plans

                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                       A                      0.75%(a)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                       B                        1.00%
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                       C                        1.00%
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                       S                      0.75%(b)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                      S1                      0.75%(b)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                Administrative                0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                             Institutional Service            0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                   Investor                   0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                  Participant                 0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                    Reserve                   0.75%(c)
                           -------------------------- --------------------------
                           -------------------------- --------------------------
                                   Resource                   1.00%(d)
                           -------------------------- --------------------------
(a) Currently limited to 0.30% or less on Evergreen money market funds and 0.25% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.65% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.

                                      2-29

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.

         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C,

                                      2-30

Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.

              SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of

                                      2-31

Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:

                                                     -------------------------------- --------------------------------
Equity Funds                                         Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    5.00%
                                                     -------------------------------- --------------------------------

                                      2-32

                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000*
                                                     -------------------------------- --------------------------------
                                                  * Evergreen  Equity Index Fund
                                                  pays 0.25% to investment firms
                                                  for    all    amounts     over
                                                  $1,000,000.

                                                     -------------------------------- --------------------------------
Long-term Bond Funds                                 Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000
                                                     -------------------------------- --------------------------------

                                                     -------------------------------- --------------------------------
Short-term Bond Funds                                Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                2.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            0.50% of the first $2,999,999,
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $3,000,000**
                                                     -------------------------------- --------------------------------

**       Evergreen Adjustable Rate Fund pays 0.25% to investment firms for all amounts over $1,000,000. EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

                                      2-33

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares of a Fund.

                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a

                                      2-34
distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder

                                      2-35
must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 30% in 2002 and slightly lesser in subsequent years on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

                                      2-36

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, Inc., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Wachovia Securities, Inc., an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities, Inc., is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

     The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

                                      2-37

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.

                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of

                                      2-38
preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also

                                      2-39
allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell A. Salton, III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended August 31, 2001, the Executive Committee held eleven committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC and OFFITBANK Fund Advisors. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell, David M. Richardson and Richard Shima, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended August 31, 2001, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Russell A. Salton, III, Thomas L. McVerry, Dr. Leroy Keith, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC, OFFITBANK Fund Advisors and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended August 31, 2001, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the nine Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                                                                   Number of
                                                                                                  Portfolios           Other
        Name and                        Beginning                                                 Overseen in      Directorships
      Date of Birth         Position     Year of       Principal Occupations for Last Five      Evergreen Funds     held outside
                              with       Term of                      Years                      Complex as of      of Evergreen
                             Trust       Office*                                                  12/31/2001       Funds Complex

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

                                      2-40

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Investment Counselor, Anchor Capital
                                                     Advisors, Inc. (investment advice);
                                                     Former Director, Executive Vice
                                                     President and Treasurer, State Street
                                                     Research & Management Company
                                                     (investment advice); Director, The
                                                     Andover Companies (insurance); Trustee,
Charles A. Austin III                                Arthritis Foundation of New England;
DOB: 10/23/1934                                      Director, The Francis Ouimet Society;
                                                     Former Investment Counselor, Appleton
                                                     Partners, Inc. (investment advice);
                                                     Former Director, Health Development

                            Trustee        1991      Corp. (fitness-wellness centers);                104               None
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                         Chairman and President, Oldways

                                                     Preservation  and  Exchange
                                                     Trust (education); Trustee,
                                                     Treasurer  and  Chairman of
                                                     the   Finance    Committee,
                                                     Cambridge  College;  Former
                                                     Managing Partner, Roscommon
                                                     Capital Corp.;

K. Dun Gifford                                       Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                            Trustee        1974      Drescher & Associates (environmental             104               None
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Leroy Keith, Jr.            Trustee        1983      Partner, Stonington Partners, Inc.               104         Trustee,
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                        Sales Manager, SMI-STEEL - South

                                                     Carolina (steel producer); Former Sales

Gerald M. McDonnell                                  and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                            Trustee        1988      Fund, Inc.; Former Trustee, Mentor               104               None
                         Funds and Cash Resource Trust.

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Thomas L. McVerry           Trustee        1993      Director of Carolina Cooperative Credit          104               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
William Walt Pettit         Trustee        1984      Partner and Vice President in the law            104               None

                                      2-41

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          104               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Russell A. Salton, III MD   Trustee        1984      Medical Director, Healthcare Resource            104               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              104               None
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Independent     Consultant;
                                                     Director,  Trust Company of
                                                     CT;  Trustee,  Saint Joseph
                                                     College  (CT);  Director of
                                                     Hartford   Hospital,    Old
                                                     State  House   Association;
                                                     Trustee,  Greater  Hartford
                                                     YMCA;    Former   Chairman,
                                                     Environmental     Warranty,
                                                     Inc.   (insurance  agency);
                                                     Former            Executive
                                                     Consultant,    Drake   Beam
                                                     Morin, Inc.

Richard J. Shima                                     (executive outplacement); Former
DOB: 8/11/1939                                       Director of Enhance Financial Services,
                                                     Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director
                                                     Middlesex Mutual Assurance Company;
                            Trustee        1993      Former Chairman, Board of Trustees,              104               None
                                                     Hartford Graduate Center; Former
                                                     Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------
                                                    Current Member and Former President,
                        North Carolina Securities Traders

                                                    Association; Member, Financial Analysts

                        Society; Former Chief Investment

Richard K. Wagoner,                                 Officer, Executive Vice President and
CFA**                                               Head of Capital Management Group, First
DOB: 12/12/1937                                     Union National Bank; Former Consultant
                                                    to the Boards of Trustees of the
                           Trustee        1999      Evergreen funds; Former Member, New York         104               None
                                                    Stock Exchange; Former Trustee, Mentor

                         Funds and Cash Resource Trust.

------------------------ ------------- ------------ ------------------------------------------ ----------------- ------------------

                                      2-42

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2001.

---------------------------- ---------------------------------------------- --------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee            Fund                                             Dollar Range of          Range of
                                                                             Investment in Fund   Investment in Fund
                                                                                                        Complex
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
Austin, Charles A., III*                                                                          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
Gifford, K. Dun              None
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
Keith, Dr. Leroy, Jr.        Evergreen Omega Fund                           $10,001-$50,000       $10,001-$50,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
                             Evergreen Capital Growth Fund                  $10,001-$50,000
McDonnell, Gerald M.*                                                                             $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Health Care Fund                     $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Short Duration Income Fund           $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Technology Fund                      $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           $10,001-$50,000
============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Aggressive Growth Fund               $10,001-$50,000
McVerry, Thomas L.*                                                                               $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $1-$10,000
============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Emerging Markets Growth Fund         $1-$10,000
Pettit, William W.*                                                                               $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Global Leaders Fund                  $1-$10,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Growth and Income Fund               $10,001-$50,000
============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Equity Index Fund                    $10,001-$50,000
Richardson, David M.                                                                              $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
Salton, Dr. Russell A.,      None

III*

============================ ---------------------------------------------- --------------------- ====================
============================ ============================================== ===================== ====================
                             Evergreen Aggressive Growth Fund               $10,001-$50,000
Scofield, Michael S.*                                                                             Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Balanced Fund                        $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Equity Index Fund                    $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Intermediate Term Bond Fund          $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $10,001-$50,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
                             Evergreen Connecticut Municipal Bond Fund      $10,001-$50,000
Shima, Richard                                                                                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen International Growth Fund            $10,001-$50,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Omega Fund                           $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------

                                      2-43

                             Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================ ============================================== ===================== ====================
============================ ============================================== ===================== ====================
                             Evergreen Omega Fund                           $50,001-$100,000
Wagoner, Richard                                                                                  Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Cap Value Fund                 Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Small Company Growth Fund            $50,001-$100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Value Fund                           Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------
---------------------------- ---------------------------------------------- --------------------- --------------------
                             Evergreen Money Market Fund                    Over $100,000
---------------------------- ---------------------------------------------- --------------------- --------------------

* In addition to the above  investment  amounts,  the Trustee has over  $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation plans.

         Set forth below are the officers of each of the nine Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

William M. Ennis                 President                President and Chief Executive Officer, Evergreen Investment
401 S. Tryon, 12th Floor                                  Company, Inc and Chief Operating Officer, Capital
Charlotte, NC 28288                                       Management Group, Wachovia Bank, N.A.
DOB: 6/26/1960

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Nimish S. Bhatt Vice  President and Vice  President,  Tax,  BISYS Fund Services;
former  Assistant BISYS Assistant  Treasurer Vice  President,  EAMC/First  Union
National   Bank;   former   3435   Stelzer   Road   Columbus,   OH  Senior   Tax
Consulting/Acting    Manager,    Investment    Companies    43219-8001    Group,
PricewaterhouseCoopers LLP, New York.

DOB: 6/6/1963

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS

3435 Stelzer Road Columbus, OH

43219-8001
DOB: 1/23/1965

-------------------------------- ------------------------ -------------------------------------------------------------


                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example,

                                      2-44
the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                     COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------
     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------
                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================

                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                      2-45

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

                                      2-46

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

                                      2-47

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                                      2-48

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                      2-49

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


                                      2-50

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                                      2-51

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

                                      2-52

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                                      2-53

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                                      2-54

                            EVERGREEN MUNICIPAL TRUST

                                    PART C

                              OTHER INFORMATION



Item 23.    Exhibits

Unless otherwise noted, the exhibits listed below are contained herein.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 25
                                                                 Filed on July 25, 2001


(c)       Provisions of instruments defining the rights          Incorporated by reference to
          of holders of the securities being registered          Registrant's Post-Effective Amendment No. 1
          are contained in the Declaration of Trust              Filed on July 31, 1998
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII
          included as part of Exhibits 1 and 2, above.

(d)(1)    Investment Advisory and Management                     Contained herein.
          Agreement between the Registrant and Evergreen
          Investment Management Company, LLC.

(d)(2)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and OFFITBANK         Registrant's Post-Effective Amendment No. 31
          Fund Advisors                                          Filed on September 16, 2002

(d)(3)    Sub-Advisory Agreement between the Evergreen           Incorporated by reference to Registrant's
          Investment Management Company and Stamper              Post-Effective Amendment No. 21
          Capital and Investments, Inc.                          Filed on March 20, 2000
          (Tax-Free High Income Fund)

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to Registrant's
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 31
          Distributor, Inc.                                      Filed on September 16, 2002

(e)(2)    Class B Principal Underwriting Agreement               Contained herein.
          between the Registrant and Evergreen Distributor,
          Inc.

(e)(3)    Class I Principal Underwriting Agreement               Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 31
          Inc.                                                   Filed on September 16, 2002

(e)(4)    Specimen copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed November 12, 1997

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 27
                                                                 Filed on December 27, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 7
                                                                 Filed on July 31, 1998

(g)(2)    Letter Amendment to Custodian Agreement between        Incorporated by reference to
          Registrant and State Street Bank and Trust Company     Registrant's Post-Effective Amendment No. 21
          (Tax-Free High Income Fund)                            Filed on March 20, 2000

(g)(3)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          between Registrant and State Street Bank and           Post-Effective Amendment No. 31
          Trust Company (Evergreen Offit California Municipal    Filed on September 16, 2002
          Bond Fund, Evergreen Offit New York Municipal
          Bond Fund and Evergreen Offit National
          Municipal Bond Fund)

(h)(1)    Master Administrative Services Agreement between       Incorporated by reference to Registrant's
          the Registrant and Evergreen Investment Services,      Post-Effective Amendment No. 31
          Inc.                                                   Filed on September 16, 2002

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment No. 27
                                                                 Filed on December 27, 2001

(h)(3)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Registrant's Post-Effective Amendment No.31
          Company, LLC (Evergreen Offit California Municipal     Filed on September 16, 2002
          Bond Fund, Evergreen Offit New York Municipal
          Bond Fund and Evergreen Offit National Municipal
          Bond Fund)

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 14
                                                                 Filed on August 17, 1999

(i)(3)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by referenct to Registrant's
                                                                 Post-Effective Amendment No. 29
                                                                 Filed on July 3, 2002

(j)(1)    Consent of KPMG LLP                                    Contained herein.
          Southern State Municipal Bond Funds


(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          National Municipal Bond Funds                          Post-Effective Amendment 32
                                                                 Filed on September 23, 2002

(j)(3)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          State Municipal Bond Funds                             Post-Effective Amendment 30
                                                                 Filed on July 29, 2002

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 31
                                                                 Filed on September 16, 2002

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 31
                                                                 Filed on September 16, 2002



(m)(3)    12b-1 Distribution Plan for Class C                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 31
                                                                 Filed on September 16, 2002

(m)(4)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
          (Tax-Free High Income Fund)                            Registrant's Post-Effective Amendment No. 21
                                                                 Filed on March 20, 2000

(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

(p)(1)    Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

(p)(2)    Code of Ethics - Stamper                               Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

(p)(3)    Code of Ethics - OFFITBANK                             Incorporated by reference to Registant's
                                                                 Post-Effective Amendment No. 31
                                                                 Filed on September 16, 2002

(q)       Powers of Attorney                                     Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 26
                                                                 Filed on September 25, 2001

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

Provisions for Sub-Advisor

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of Wachovia Bank, N.A. are:

G. Kennedy Thompson                Chairman, Wachovia Corporation and Wachovia
                                   Bank, N.A., Chief Executive Officer,
                                   President and Director, Wachovia
                                   Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, Wachovia Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

     The information required by this item with respect to Stamper Capital & Investment, Inc. is incorporated by reference to the Form ADV (File No. 801-49465) of Stamper Capital & Investments, Inc.

Item 27.       Principal Underwriters.

     Evergreen  Distributor,  Inc.  acts  as  principal   underwriter  for  each
registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Stamper Capital & Investments, Inc., 1011 Forty First Avenue, Santa Cruz, California 95062.

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of December 2002.

                                         EVERGREEN MUNICIPAL TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of December 2002.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Executive Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Russell A. Salton, III MD
-----------------------------    -----------------------------     -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                 Russell A. Salton, III MD*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Michael S. Scofield*              David M. Richardson*             Richard K. Wagoner*
Chairman of the Board             Trustee                          Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima
------------------------------   ------------------------------
Leroy Keith, Jr.*                Richard J. Shima*
Trustee                          Trustee

*By: /s/ Catherine F. Kennedy
-------------------------------
Catherine F. Kennedy
Attorney-in-Fact

     *Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS


Exhibit Letter          Exhibit
--------------          ------
(d)(1)                  Investment Advisory and Management Agreement
                        between the Registrant and Evergreen Investment
                        Management Company, LLC
(j)(1)                  Consent of Independent Auditors
(e)(2)                  Class B Principal Underwriting Agreement
                        between the Registrant and Evergreen Distributor, Inc.

                                 EXHIBIT(d)(1)

                  Investment Advisory and Management Agreement
           between the Registrant and Evergreen Investment Management
                                  Company, LLC

                                              June 7, 2002


Evergreen Municipal Trust
200 Berkeley Street

Boston, MA 02116

Re:               Evergreen North Carolina Municipal Bond Fund

Ladies and Gentlemen:

Please be advised that Evergreen Investment Management Company, LLC agrees to waive fees and/or reimburse expenses in order to limit the Annual Total Fund Operating Expenses of Evergreen North Carolina Municipal Bond Fund to 0.75% for Class A and 0.50% for Class I, beginning as of the date of this letter and ending June 7, 2003.

Please indicate your acceptance of this letter on behalf of the Trust by signing the enclosed copy of this letter where indicated.

                              Sincerely yours,

                              EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC


                              By:/s/ Christopher P. Conkey
                             Christopher P. Conkey
                             Executive Managing Director


RECEIVED AND ACKNOWLEDGED:

EVERGREEN MUNICIPAL TRUST



By:      /s/ Michael H. Koonce
         Michael H. Koonce
         Secretary

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

         AGREEMENT made the 18th day of September 1997, by and between EVERGREEN MUNICIPAL TRUST, a Delaware business trust (the "Trust") and KEYSTONE INVESTMENT MANAGEMENT COMPANY, a Delaware corporation (the "Adviser").

         WHEREAS, the Trust and the Adviser wish to enter into an Agreement setting forth the terms on which the Adviser will perform certain services for the Trust, its series of shares as listed on Schedule 1 to this Agreement and each series of shares subsequently issued by the Trust (each singly a "Fund" or collectively the "Funds").

         THEREFORE, in consideration of the promises and the mutual agreements hereinafter contained, the Trust and the Adviser agree as follows:

         1. (a) The Trust hereby employs the Adviser to manage and administer the operation of the Trust and each of its Funds, to supervise the provision of the services to the Trust and each of its Funds by others, and to manage the investment and reinvestment of the assets of each Fund of the Trust in conformity with such Fund's investment objectives and restrictions as may be set forth from time to time in the Fund's then current prospectus and statement of additional information, if any, and other governing documents, all subject to the supervision of the Board of Trustees of the Trust, for the period and on the terms set forth in this Agreement. The Adviser hereby accepts such employment and agrees during such period, at its own expense, to render the services and to assume the obligations set forth herein, for the compensation provided herein. The Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         (b) In the event that the Trust establishes one or more Funds, in addition to the Funds listed on Schedule 1, for which it wishes the Adviser to perform services hereunder, it shall notify the Adviser in writing. If the Adviser is willing to render such services, it shall notify the Trust in writing and such Fund shall become a Fund hereunder and the compensation payable to the Adviser by the new Fund will be as agreed in writing at the time.

         2. The Adviser shall place all orders for the purchase and sale of portfolio securities for the account of each Fund with broker-dealers selected by the Adviser. In executing portfolio transactions and selecting broker-dealers, the Adviser will use its best efforts to seek best execution on behalf of each Fund. In assessing the best execution available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any (all for the specific transaction and on a continuing basis). In evaluating the best execution available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are used in
Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act")) provided to a Fund and/or other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker-dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which investment discretion is so exercised.

         3. The Adviser, at its own expense, shall furnish to the Trust office space in the offices of the Adviser or in such other place as may be agreed upon by the parties from time to time, all necessary office facilities, equipment and personnel in connection with its services hereunder, and shall arrange, if desired by the Trust, for members of the Adviser's organization to serve without salaries from the Trust as officers or, as may be agreed from time to time, as agents of the Trust. The Adviser assumes and shall pay or reimburse the Trust for:

         (a) the compensation (if any) of the Trustees of the Trust who are affiliated with the Adviser or with its affiliates, or with any adviser retained by the Adviser, and of all officers of the Trust as such; and

         (b) all expenses of the Adviser incurred in connection with its services hereunder.

         The Trust assumes and shall pay all other expenses of the Trust and its Funds, including, without limitation:

         (a) all charges and expenses of any custodian or depository appointed by the Trust for the safekeeping of the cash, securities and other property of any of its Funds;
         (b) all charges and expenses for bookkeeping and auditors;
         (c) all charges and expenses of any transfer agents and registrars appointed by the Trust;
         (d) all fees of all Trustees of the Trust who are not affiliated with the Adviser or any of its affiliates, or with any adviser retained by the
Adviser;
         (e) all brokers' fees, expenses, and commissions and issue and transfer taxes chargeable to a Fund in connection with transactions involving securities and other property to which the Fund is a party;

         (f) all costs and expenses of distribution of shares of its Funds incurred pursuant to Plans of Distribution adopted under Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act");

         (g) all taxes and trust fees payable by the Trust or its Funds to Federal, state, or other governmental agencies;
         (h) all costs of certificates representing shares of the Trust or its Funds;

         (i) all fees and expenses involved in registering and maintaining registrations of the Trust, its Funds and of their shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying the Funds' shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses, and statements of additional information for filing with the Commission and other authorities;

         (j) expenses of preparing, printing, and mailing prospectuses and statements of additional information to shareholders of each Fund of the Trust;
         (k) all expenses of shareholders' and Trustees' meetings and of preparing, printing, and mailing notices, reports, and proxy materials to shareholders of the Funds;
         (l) all charges and expenses of legal counsel for the Trust and its Funds and for Trustees of the Trust in connection with legal matters relating to the Trust and its Funds, including, without limitation, legal services rendered in connection with the Trust and its Funds' existence, trust, and financial structure and relations with its shareholders, registrations and qualifications of securities under Federal, state, and other laws, issues of securities, expenses which the Trust and its Funds have herein assumed, whether customary or not, and extraordinary matters, including, without limitation, any litigation involving the Trust and its Funds, its Trustees, officers, employees, or agents;

         (m) all charges and expenses of filing annual and other reports with the Commission and other authorities; and
         (n) all extraordinary expenses and charges of the Trust and its Funds.

         In the event that the Adviser provides any of these services or pays any of these expenses, the Trust and any affected Fund will promptly reimburse the Adviser therefor.

         The services of the Adviser to the Trust and its Funds hereunder are not to be deemed exclusive, and the Adviser shall be free to render similar services to others.

         4. As compensation for the Adviser's services to the Trust with respect to each Fund during the period of this Agreement, the Trust will pay to the Adviser a fee at the annual rate set forth on Schedule 2 for such Fund.

         The Adviser's fee is computed as of the close of business on each business day.

         A pro rata portion of the Trust's fee with respect to a Fund shall be payable in arrears at the end of each day or calendar month as the Adviser may from time to time specify to the Trust. If and when this Agreement terminates, any compensation payable hereunder for the period ending with the date of such termination shall be payable upon such termination. Amounts payable hereunder shall be promptly paid when due.

         5. The Adviser may enter into an agreement to retain, at its own expense, a firm or firms ("SubAdviser") to provide the Trust with respect to all or any of its Funds all of the services to be provided by the Adviser hereunder, if such agreement is approved as required by law. Such agreement may delegate to such SubAdviser all of Adviser's rights, obligations, and duties hereunder.

         6. The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any of its Funds in connection with the performance of this Agreement, except a loss resulting from the Adviser's willful misfeasance, bad faith, gross negligence, or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, Director, partner, employee, or agent of the Adviser, who may be or become an officer, Trustee, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or any of its Funds or acting on any business of the Trust or any of its Funds (other than services or business in connection with the Adviser's duties hereunder), to be rendering such services to or acting solely for the Trust or any of its Funds and not as an officer, Director, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.

         7. The Trust shall cause the books and accounts of each of its Funds to be audited at least once each year by a reputable independent public accountant or organization of public accountant or organization of public accountants who shall render a report to the Trust.

         8. Subject to and in accordance with the Declaration of Trust of the Trust, the governing documents of the Adviser and the governing documents of any SubAdviser, it is understood that Trustees, Directors, officers, agents and shareholders of the Trust or any Adviser are or may be interested in the Adviser (or any successor thereof) as Directors and officers of the Adviser or its affiliates, as stockholders of First Union Corporation or otherwise; that Directors, officers and agents of the Adviser and its affiliates or stockholders of First Union Corporation are or may be interested in the Trust or any Adviser as Trustees, Directors, officers, shareholders or otherwise; that the Adviser (or any such successor) is or may be interested in the Trust or any SubAdviser as shareholder, or otherwise; and that the effect of any such adverse interests shall be governed by the Declaration of Trust of the Trust, governing documents of the Adviser and governing documents of any SubAdviser.

         9. This Agreement shall continue in effect for two years from the date set forth above and after such date (a) such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust, and (b) such renewal has been approved by the vote of the majority of Trustees of the Trust who are not interested persons, as that term is defined in the 1940 Act, of the Adviser or of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

         10. On sixty days' written notice to the Adviser, this Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of any Fund with respect to that Fund; and on sixty days' written notice to the Trust, this Agreement may be terminated at any time without the payment of any penalty by the Adviser with respect to a Fund. This Agreement shall automatically terminate upon its assignment (as that term is defined in the 1940 Act). Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed postage prepaid, to the other party at the main office of such party.

         11. This Agreement may be amended at any time by an instrument in writing executed by both parties hereto or their respective successors, provided that with regard to amendments of substance such execution by the Trust shall have been first approved by the vote of the holders of a majority of the outstanding voting securities of the affected Funds and by the vote of a majority of Trustees of the Trust who are not interested persons (as that term is defined in the 1940 Act) of the Adviser, any predecessor of the Adviser, or of the Trust, cast in person at a meeting called for the purpose of voting on such approval. A "majority of the outstanding voting securities" of the Trust or the affected Funds shall have, for all purposes of this Agreement, the meaning provided therefor in the 1940 Act.

         12. Any compensation payable to the Adviser hereunder for any period other than a full year shall be proportionately adjusted.

         13. The provisions of this Agreement shall be governed, construed, and enforced in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement as of the day and year first above written.

                                        EVERGREEN EQUITY TRUST

                                        By: /s/ John Pileggi
                                        Name: John Pileggi
                                        Title: President

                                        KEYSTONE INVESTMENT MANAGEMENT COMPANY


                                        By: /s/ Albert H. Elfner, III
                                        Name: Albert H. Elfner, III
                                        Title: Chief Executive Officer

                               As of May 11, 2001

                                   Schedule 1

                    Evergreen High Income Municipal Bond Fund

                 (formerly Evergreen Tax-Free High Income Fund)

                          (effective January 10, 2000)

                    Evergreen Connecticut Municipal Bond Fund

                Evergreen Florida High Income Municipal Bond Fund

                      Evergreen Florida Municipal Bond Fund

                      Evergreen Georgia Municipal Bond Fund

                    Evergreen High Grade Municipal Bond Fund

                    Evergreen High Income Municipal Bond Fund

                     Evergreen Maryland Municipal Bond Fund

                          Evergreen Municipal Bond Fund

                    Evergreen New Jersey Municipal Bond Fund

                  Evergreen North Carolina Municipal Bond Fund

                   Evergreen Pennsylvania Municipal Bond Fund

                Evergreen Short-Intermediate Municipal Bond Fund

             (formerly Evergreen Short-Intermediate Municipal Fund)

                  Evergreen South Carolina Municipal Bond Fund

                     Evergreen Virginia Municipal Bond Fund

                               As of May 11, 2001

                                   Schedule 2

         As compensation for the Adviser's services to each Fund during the period of this Agreement, each Fund will pay to the Adviser a fee at the annual rate of:

         I. Evergreen High Income Municipal Bond Fund (formerly Evergreen Tax-Free High Income Fund)

--------------------------------------------------------------------------------

                                                          Average Net Asset
                  Management Fee                     Value of Shares of the Fund

                  0.55% of the first                 $250,000,000, plus
                  0.50% of the next                  $250,000,000, plus
                  0.45% of amounts over              $500,000,000.


                  Evergreen   Florida  Municipal  Bond  Fund
                  Evergreen  Georgia  Municipal Bond Fund
                  Evergreen High Grade  Municipal Bond Fund
                  Evergreen   Maryland   Municipal  Bond  Fund
                  Evergreen  North  Carolina   Municipal  Bond  Fund
                  Evergreen   South  Carolina Municipal Bond Fund

         II.      Evergreen Virginia Municipal Bond Fund

--------------------------------------------------------------------------------

                  0.42% of the Average Daily Net Assets of the Fund

                  computed as of the close of business on each business day.


                  Evergreen Connecticut Municipal Bond Fund
         III.     Evergreen Florida High Income Municipal Bond Fund

--------------------------------------------------------------------------------

                  0.52% of the Average Daily Net Assets of the Fund

                  computed as of the close of business on each business day.

         IV.      Evergreen New Jersey Municipal Bond Fund

--------------------------------------------------------------------------------

                                                              Average Net Asset
                  Management Fee                     Value of Shares of the Fund

                  0.42% of the first                 $500,000,000, plus
                  0.37% of the next                  $500,000,000, plus
                  0.32% of the next                  $500,000,000, plus
                  0.27% of amounts over              $1,500,000,000.


V. Evergreen Short-Intermediate Municipal Bond Fund (formerly Short-Intermediate Municipal Fund)
--------------------------------------------------------------------------------

                  0.40% of the Average Daily Net Assets of the Fund

                  computed as of the close of business on each business day.


         VI.      Evergreen Municipal Bond Fund

--------------------------------------------------------------------------------

                  2% of the Fund's gross dividend and interest income plus the following:

                                                              Average Net Asset
                  Management Fee                     Value of Shares of the Fund

                  0.41% of the first                 $100,000,000, plus
                  0.36% of the next                  $100,000,000, plus
                  0.31% of the next                  $100,000,000, plus
                  0.26% of the next                  $100,000,000, plus
                  0.21% of the next                  $100,000,000, plus
                  0.16% of amounts over              $500,000,000.


         VII.     Evergreen Pennsylvania Municipal Bond Fund

--------------------------------------------------------------------------------

                                                              Average Net Asset
                  Management Fee                     Value of Shares of the Fund

                  0.46% of the first                 $50,000,000, plus
                  0.41% of the next                  $50,000,000, plus
                  0.36% of the next                  $100,000,000, plus
                  0.31% of the next                  $100,000,000, plus

                  0.26% of the next                  $100,000,000, plus
                  0.21% of the next                  $100,000,000, plus
                  0.16% of amounts over              $500,000,000.

                                 EXHIBIT (j)(1)
                                KPMG LLP CONSENT

                                          CONSENT OF INDEPENDENT AUDITORS



The Trustees and Shareholders
Evergreen Municipal Trust:

We consent to the use of our report dated October 4, 2002 for the Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund, portfolios of Evergreen Municipal Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectus and "Independent Auditors" in the Statement of Additional Information.


                                             /s/ KPMG

Boston, Massachusetts
December 27, 2002

                                 EXHIBIT (e)(2)
                    Class B Principal Underwriting Agreement
                           between the Registrant and
                           Evergreen Distributor, Inc.

                         CLASS B DISTRIBUTION AGREEMENT

         AGREEMENT, made as of the 20th day of September, 2002 by and between Evergreen Municipal Trust (the "Trust"), separately on behalf of each of the Funds as defined below, and Evergreen Distributor, Inc. ("Distributor").

         WHEREAS, the Trust has adopted a Plan of Distribution with respect to Class B shares of its separate investment series (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") which Plan authorizes the Trust on behalf of the Funds to enter into agreements regarding the distribution of Class B shares (the "Shares") of the separate investment series of the Trust (the "Funds") set forth on Exhibit A, as such Exhibit may be amended from time to time; and

         WHEREAS, the Trust has agreed that the Distributor, a Delaware corporation, shall act as the distributor of the Shares; and

         WHEREAS, the Distributor agrees to act as distributor of the Shares for the period of this Distribution Agreement (the "Agreement");

         NOW,  THEREFORE,   in  consideration  of  the  agreements   hereinafter
contained, it is agreed as follows:

1.       SERVICES AS DISTRIBUTOR

1.1 The Distributor, as agent for the Trust, agrees to use appropriate efforts to promote each Fund and to solicit orders for the purchase of Shares and will undertake such advertising and promotion as it believes reasonable in connection with such solicitation. The services to be performed hereunder by the Distributor are described in more detail in Section 7 hereof. The Distributor may obtain marketing support, including financing for commissions advanced to dealers, brokers or other persons responsible for orders for the Shares, pursuant to the terms of that certain Marketing Services Agreement dated as of January 1, 1998 among the Trust, the Distributor and Evergreen Investment Services, Inc. ("EIS") (which was formerly known as Evergreen Keystone Investment Services Company and prior to that was known as Keystone Investment Distributors Company), as marketing services agent (as amended and supplemented from time to time, the "Marketing Services Agreement"), and pursuant thereto may pay or cause to be paid to EIS all or any portion of the Distribution Fee, Service Fee, Distributors Spread () and CDSCs (each as defined below) to which the Distributor might otherwise be entitled.

1.2 In the event that the Trust establishes additional investment series with respect to which it desires to retain the Distributor to act as distributor for Class B shares hereunder, it shall promptly notify the Distributor in writing. If the Distributor is willing to render such services it shall notify the Trust in writing whereupon such series shall become a Fund and its Class B shares shall become Shares hereunder. The Trust, on behalf of a Fund or Funds may terminate or amend this Agreement (subject to the provisions of Section 7 hereof) as to such Fund or Funds.

1.3 All activities by the Distributor and its agents and employees as the distributor of Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the Securities and Exchange Commission (the "Commission") or any securities association registered under the Securities Exchange Act of 1934, as amended (the "1934 Act").

1.4 In selling the Shares, the Distributor shall use its best efforts in all respects duly to conform with the requirements of all Federal and state laws relating to the sale of such securities. Neither the Distributor, any selected dealer or any other person is authorized by the Trust to give any information or to make any representations, other than those contained in the Trust's registration statement (the "Registration Statement") or related Fund prospectus and statement of additional information ("Prospectus and Statement of Additional Information") and any sales literature specifically approved by the Trust.

1.5 The Distributor shall adopt and follow procedures, as approved by the officers of the Trust, for the confirmation of sales to investors and selected dealers, the collection of amounts payable by investors and selected dealers on such sales, and the cancellation of unsettled transactions, as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. (the "NASD"), as such requirements may from time to time exist.

1.6 The Distributor will transmit any orders received by it for purchase or redemption of Shares to the transfer agent and custodian for the applicable Fund.

1.7 Whenever in their judgment such action is warranted by unusual market, economic or political conditions, or by abnormal circumstances of any kind, the Trust's officers may decline to accept any orders for or make any sales of Shares until such time as those officers deem it advisable to accept such orders and to make such sales.

1.8 The Distributor will act only on its own behalf as principal if it chooses to enter into selling agreements with selected dealers or others. The Distributor shall offer and sell Shares only to such selected dealers as are members, in good standing, of the NASD or are exempt from registration as a broker-dealer under the 1934 Act.

1.9 The Distributor agrees to adopt compliance standards, in a form satisfactory to the Trust, governing the operation of the multiple class distribution system under which Shares are offered.

2.       DUTIES OF THE TRUST.

2.1 The Trust agrees at its own expense to execute any and all documents and to furnish, at its own expense, any and all information and otherwise to take all actions that may be reasonably necessary in connection with the qualification of Shares for sale in such states as the Trust and the Distributor may designate.

2.2 The Trust shall furnish from time to time for use in connection with the sale of Shares such information with respect to the Funds and the Shares as the Distributor may reasonably request and the Trust warrants that any such information shall be true and correct. Upon request, the Trust shall also provide or cause to be provided to the Distributor: (a) unaudited semi-annual statements of each Fund's books and accounts, (b) quarterly earnings statements of each Fund, (c) a monthly itemized list of the securities in each Fund, (d) monthly balance sheets as soon as practicable after the end of each month, and
(e) from time to time such additional information regarding each Fund's financial condition as the Distributor may reasonably request.

3.       REPRESENTATIONS OF THE TRUST.

3.1 The Trust represents to the Distributor that it is registered under the 1940 Act and that the Shares of each of the Funds have been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust will file such amendments to its Registration Statement as may be required and will use its best efforts to ensure that such Registration Statement remains accurate.

4.       INDEMNIFICATION.

4.1 The Trust shall indemnify and hold harmless the Distributor, its officers and directors, and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act (the "Distributor Indemnitees") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damage or expense and reasonable counsel fees incurred in connection therewith), which any Distributor Indemnitee may incur under the Securities Act or under common law or otherwise, arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Registration Statement, as from time to time amended or supplemented, any prospectus or annual or interim report to shareholders of the Trust, or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in connection therewith by or on behalf of the Distributor, provided, however, that in no case (i) is the indemnity of the Trust in favor of the Distributor Indemnitees to be deemed to protect the Distributor Indemnitees against any liability to the Trust, any Fund or any security holders thereof to which the Distributor Indemnitees would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of the reckless disregard of their obligations and duties under this Agreement; or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitee (or after the Distributor Indemnitee shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve it from any liability which it may have to the person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust will be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such liability, but if the Trust elects to assume the defense, such defense shall be conducted by counsel chosen by it and satisfactory to the Distributor Indemnitee(s) defendant or defendants in the suit. In the event the Trust elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s), defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them, but, in case the Trust does not elect to assume the defense of any such suit, it will reimburse the Distributor Indemnitee(s) defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust shall promptly notify the Distributor of the commencement of any litigation or proceeding against it or any of its officers or directors in connection with the issuance or sale of any of the Shares.

4.2 The Distributor shall indemnify and hold harmless the Trust and each Fund and each of their directors and officers and each person, if any, who controls the Trust or any Fund within the meaning of Section 15 of the Securities Act (the "Trust Indemnitees") against any loss, liability, claim, damage or expense described in the foregoing indemnity contained in paragraph 4.1, but only with respect to statements or omissions made in reliance upon, and in conformity with, information furnished to the Trust or Fund in writing by or on behalf of the Distributor for use in connection with the Registration Statement, as from time to time amended or supplemented, any prospectus or the annual or interim reports to shareholders. In case any action shall be brought against any Trust Indemnitees, in respect of which indemnity may be sought against the
Distributor, the Distributor shall have the rights and duties given to the Trust, and each Trust Indemnitee shall have the rights and duties given to the Distributor, by the provisions of paragraph 4.1.

5.       OFFERING OF SHARES.

5.1 None of the Shares shall be offered by either the Distributor or the Trust under any of the provisions of this Agreement, and no orders for the purchase or sale of Shares hereunder shall be accepted by the Trust, if and so long as the effectiveness of the Registration Statement then in effect or any necessary amendments thereto shall be suspended under any of the provisions of the Securities Act or if and so long as a current prospectus and statement of additional information as required by Section 10(b) (2) of the Securities Act, as amended, are not on file with the Commission; provided, however, that nothing contained in this paragraph 5.1 shall in any way restrict or have any application to or bearing upon the Trust's obligation to repurchase Shares from any shareholder in accordance with the provisions of the prospectus of each Fund or the Trust's prospectus or Declaration of Trust.

6.       AMENDMENTS TO REGISTRATION STATEMENT AND OTHER MATERIAL EVENTS.

6.1 The Trust agrees to advise the Distributor as soon as reasonably practical by a notice in writing delivered to the Distributor: (a) of any request or action taken by the Commission which is material to the Distributor's obligations hereunder or (b) any material fact of which the Trust becomes aware which affects the Distributor's obligations hereunder. For purposes of this section, informal requests by or acts of the Staff of the Commission shall not be deemed actions of or requests by the Commission.

7.       COMPENSATION OF DISTRIBUTOR

         7.1 (a) On all sales of Shares the Fund shall receive the current net asset value. The Trust in respect of each Fund shall pay to the Distributor or to its order a fee (the "Distribution Fee") in respect of the Shares of each such Fund at the rate of 0.75% per annum of the average daily net asset value of the Shares of such Fund, subject to the limitation on the maximum amount of such fees under Business Conduct Rule 2830 (d) (2) of the National Association of Securities Dealers, Inc. ("NASD") Business Conduct Rules (the "Business Conduct Rules") as applicable to such Distribution Fee on the date hereof, as compensation for services provided in connection with the offer and sale of Shares and shall also pay to the Distributor or to its order contingent deferred sales charges ("CDSCs") as set forth in the Fund's current Prospectus and Statement of Additional Information, and as required by this Agreement. The Fund shall also make payments to the Distributor or to its order consisting of shareholder service fees ("Service Fees") at the rate of 0.25% per annum of the average daily net asset value of the Shares. The Distributor may allow all or a part of said Distribution Fee and CDSCs received by it (and not paid to others as hereinafter provided) to such brokers, dealers or other persons as Distributor may determine. The Distributor may also pay Service Fees received by it (and not paid to others as hereinafter provided) to brokers, dealers or other persons providing services to shareholders.

         (b) As promptly as possible after the first Business Day (as defined in the Prospectus) following the twentieth day of each month, the Trust shall pay to the Distributor or to its order the Distributor's Allocable Portion of the Distribution Fee, any CDSCs and any Service Fees that may be due in respect of each Fund.

                  (c) The Trust agrees to cause its  transfer  agent to maintain the records and arrange for the payments on behalf of the Trust in respect of each Fund at the times and in the amounts and to the accounts required by Schedule I hereto, as the same may be amended from time to time. It is acknowledged and agreed that by virtue of the operation of Schedule I hereto the Distribution Fee paid by the Trust to the Distributor in respect of Shares of each Fund, may, to the extent provided in Schedule I hereto, take into account the Distribution Fee payable by such Fund in respect of other existing and future classes and/or sub-classes of shares of such Fund which would be treated as "Shares" under Schedule I hereto. The Trust will limit amounts paid to any subsequent principal underwriters of Shares of a Fund to the portion of the Asset Based Sales Charge paid in respect of Shares attributable to such Shares the Date of Original Purchase of which occurred after the termination of this Distribution Agreement.

                  The Trust shall cause the transfer agent and sub-transfer agents for each Fund to withhold from redemption proceeds payable to holders of Shares of such Fund on redemption thereof the CDSCs payable upon redemption thereof as set forth in the then current Prospectus and/or Statement of Additional Information of such Fund and to pay to the Distributor or to its order such CDSCs paid in respect of Class B Shares of such Fund.

         (d) The Distributor shall be considered to have completely earned the right to the payment of the Distribution Fee and the right to payment over to it or to its order of the CDSC in respect of Shares of a Fund as provided for hereby upon the completion of the sale of each Commission Share of such Fund (as defined in Schedule I hereto).

(e) Except as provided in Section 7(F) below in respect of the Distribution Fee only, the Trust's obligation to pay to the Distributor or to its order the Distribution Fee in respect of a Fund and to pay over to the Distributor or to its order CDSCs provided for hereby shall be absolute and unconditional and shall not be subject to dispute, offset, counterclaim or any defense whatsoever (it being understood that nothing in this sentence shall be deemed a waiver by the Trust of its right separately to pursue any claims it may have against the Distributor with respect to a Fund and enforce such claims against any assets (other than the Distributor's right to the Distribution Fee and CDSCs (the "Collection Rights" )) of the Distributor.

(f) Notwithstanding anything in this Agreement to the contrary, the Trust in respect of each Fund shall pay to the Distributor or to its order the Distribution Fee provided for hereby notwithstanding its termination as Distributor for the Shares of such Fund or any termination of this Agreement and such payment of such Distribution Fee, and that obligation and the method of computing such payment, shall not be changed or terminated except to the extent required by any change in applicable law, including, without limitation, the 1940 Act, the Rules promulgated thereunder by the Securities and Exchange Commission and the Business Conduct Rules, in each case enacted or promulgated after January 1, 1998, or in connection with a Complete Termination (as hereinafter defined). For the purposes of this
         Section 7, "Complete Termination" means in respect of a Fund a termination of such Fund's Rule 12b-1 plan for Class B Shares involving the cessation of payments of the Distribution Fee, and the cessation of payments of the Distribution Fee pursuant to every other Rule 12b-1 plan of such Fund for every existing or future B-Class-of-Shares (as hereinafter defined) and the Fund's discontinuance of the offering of every existing or future B-Class-of-Shares, which conditions shall be deemed satisfied when they are first complied with hereafter and so long thereafter as they are complied with prior to the date upon which the Distributor shall have received all Distribution Fees and CDSCs, to which it is entitled pursuant to this Section 7. For purposes of this Section 7, the term B-Class-of-Shares means the Shares of each Fund and each other class of shares of such Fund hereafter issued which would be treated as Shares under Schedule I hereto or which has substantially similar economic characteristics to the B Class of Shares taking into account the total sales charge, CDSC or other similar charges borne directly or indirectly by the holders of the shares of such class. The parties agree that the existing C Class of shares of any Fund does not have substantially similar economic characteristics to the B-Class-of-Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares.
         For purposes of clarity the parties to the Agreement hereby state that they intend that a new installment load class of shares which is authorized by Rule 6c-10 under the 1940 Act will be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class B Shares taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holder of such shares and will not be considered to be a B-Class-of-Shares if it has economic characteristics substantially similar to the economic characteristics of the existing Class C shares of the Fund taking into account the total sales charge, CDSCs or other similar charges borne directly or indirectly by the holders of such shares.

(g) The Distributor may assign, sell or otherwise transfer any part of the Distribution Fee and CDSCs and obligations of the Trust with respect to a Fund related thereto (but not the Distributor's obligations to the Trust with respect to such Fund provided for in this Agreement, except that the Distributor may obtain marketing support from EIS pursuant to the Marketing Services Agreement and may delegate or sub-contract certain functions to other broker-dealers so long as the Distributor remains employed by the Trust with respect to such Fund) to any person (an "Assignee") and any such assignment shall be effective upon written notice to the Trust by the Distributor. In connection therewith the Trust shall pay all or any amounts in respect of the Distribution Fee and CDSCs directly to the Assignee thereof as directed in a writing by the Distributor, with the consent of the Trust.

           The Trust will not, to the extent it may otherwise be empowered to do so, change or waive any CDSC with respect to Class B Shares, except as provided in a Fund's Prospectus or Statement of Additional Information without the Distributor's or Assignee's consent, as applicable. Notwithstanding anything to the contrary in this Agreement or any termination of this Agreement or the Distributor as principal underwriter for the Shares of the Funds, the Distributor shall be entitled to be paid the CDSCs attributable to Shares the Date of Original Purchase of which occurred before the termination of this Distribution Agreement whether or not a Fund's Rule 12b-1 plan for B Shares is terminated and whether or not any such termination is a Complete Termination, as defined above.

(h) Under this Agreement, the Distributor shall: (i) make payments to securities dealers and others engaged in the sale of Shares; (ii) make payments of principal and interest in connection with the financing of commission payments made by the Distributor in connection with the sale of Shares; (iii) incur the expense of obtaining such support services, telephone facilities and shareholder services as may reasonably be required in connection with its duties hereunder; (iv) formulate and implement marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (v) prepare, print and distribute sales literature; (vi) prepare, print and distribute Prospectuses of the Funds and reports for recipients other than existing shareholders of the Funds; and (vii) provide to the Trust such information, analyses and opinions with respect to marketing and promotional activities as the Trust may, from time to time, reasonably request.

(i) The Distributor shall prepare and deliver reports to the Treasurer of the Trust on a regular, at least monthly, basis, showing the distribution expenditures incurred by the Distributor in connection with its services rendered pursuant to this Agreement and the Plan and the purposes therefor, as well as any supplemental reports as the Trustees, from time to time, may reasonably request.

(j) The Distributor may retain the difference between the current offering price of Shares, as set forth in the current Prospectus for each Fund, and net asset value ("Distributor's Spread"), less any reallowance that is payable in accordance with the sales charge schedule in effect at any given time with respect to the Shares.

(k) The Distributor may retain any CDSCs payable with respect to the redemption of any Shares, provided however, that any CDSCs received by the Distributor shall first be applied by the Distributor or its Assignee to any outstanding amounts payable or which may in the future be payable by the Distributor or its Assignee under financing arrangements entered into in connection with the payment of commissions on the sale of Shares.

         8.       CONFIDENTIALITY, NON-EXCLUSIVE AGENCY.

         8.1. The Distributor agrees on behalf of itself and its employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and its prior, present or potential shareholders, and, other than in connection with payments to Assignees, not to use such records and information for any purpose other than performance of its responsibilities and to obtain approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where the Distributor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

         8.2. Nothing contained in this Agreement shall prevent the Distributor, or any affiliated person of the Distributor, from performing services similar to those to be performed hereunder for any other person, firm, or corporation or for its or their own accounts or for the accounts of others.

9.       TERM.

9.1 This Agreement shall continue until December 31, 2003 and thereafter for successive annual periods, provided such continuance is specifically approved at least annually by (i) a vote of the majority of the Trustees of the Trust and
(ii) a vote of the majority of those Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, in this Agreement or any agreement related to the Plan (the "Independent Trustees") by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable at any time, with respect to the Trust, without penalty, (a) on not less than 60 days' written notice by vote of a majority of the Independent Trustees, or by vote of the holders of a majority of the outstanding voting securities of the affected Fund, or (b) upon not less than 60 days' written notice by the Distributor. This Agreement may remain in effect with respect to a Fund even if it has been terminated in accordance with this paragraph with respect to one or more other Funds of the Trust. This Agreement will also terminate automatically in the event of its assignment, which shall not include any assignment by the Distributor in accordance with Section 7 hereof. (As used in this Agreement, the terms "majority of the outstanding voting securities", "interested persons", and "assignment" shall have the same meaning as such terms have in the 1940 Act.)

10.      MISCELLANEOUS.

10.1     This Agreement shall be governed by the laws of the State of New York.

10.2 The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their constructions or effect.

10.3 The obligations of the Trust hereunder are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Trust and only the Trust's property shall be bound.

         IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated below.

EVERGREEN DISTRIBUTOR, INC.                 EVERGREEN MUNICIPAL TRUST

By: ____________________________            By: ___________________________
Title:                                                        Title:

                            As of September 16, 2002

                            EVERGREENMUNICIPAL TRUST

                      Southern State Municipal Bond Funds
               Evergreen Florida High Income Municipal Bond Fund
                      Evergreen Florida Municipal Bond Fund
                     Evergreen Georgia Municipal Bond Fund
                     Evergreen Maryland Municipal Bond Fund
                  Evergreen North Carolina Municipal Bond Fund
                  Evergreen South Carolina Municipal Bond Fund
                     Evergreen Virginia Municipal Bond Fund

                           State Municipal Bond Funds
                   Evergreen Connecticut Municipal Bond Fund
                    Evergreen New Jersey Municipal Bond Fund
                 Evergreen Offit California Municipal Bond Fund
                  Evergreen Offit New York Municipal Bond Fund
                   Evergreen Pennsylvania Municipal Bond Fund

                          National Municipal Bond Funds
                    Evergreen High Grade Municipal Bond Fund
                    Evergreen High Income Municipal Bond Fund
                          Evergreen Municipal Bond Fund
                  Evergreen Offit National Municipal Bond Fund
                   Evergreen Short-Intermediate Municipal Fund

                                                         December 27, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Municipal Trust (the "Trust")


 (collectively, the "Funds")
         Post-Effective Amendment No. 33 to Registration Statement No. 333-36033/811-08367

Ladies and Gentlemen:

     On behalf of the Evergreen Municipal Trust, a Delaware business trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

         This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act (i) for the purpose of bringing the Funds' financial statements up to date purusuant to Section 10(a)(3) of the 1933 Act and and (ii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3676.


                                            Very truly yours,

                                            /s/ Catherine F. Kennedy

                                            Catherine F. Kennedy